UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836

ANCHOR SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center,
3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices) (Zip code)

Vincent M. Marra
Senior Vice President
AIG SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Item 1. Schedule of Investments.

ANCHOR SERIES TRUST
MONEY MARKET PORTFOLIO
Portfolio Of Investments — March 31, 2007
(unaudited)

Security Description	Principal Amount	Value (Note 1)

Short-Term Investment Securities — 102.1%
ASSET-BACKED COMMERCIAL PAPER — 20.9%
CRC Funding LLC 5.28% due 04/11/07*	$250,000	$249,670
Edison Asset Securitization LLC 5.24% due 05/14/07*	300,000	298,166
Galaxy Funding, Inc. 5.24% due 05/25/07*	250,000	248,071
Greyhawk Funding LLC 5.26% due 04/12/07*	250,000	249,635
Jupiter Securitization Co. LLC 5.28% due 04/17/07*	275,000	274,395
Park Avenue Receivable Corp. 5.26% due 04/10/07*	300,000	299,650
Sheffield Receivables Corp. 5.27% due 04/23/07*	250,000	249,231
Thunder Bay Funding, Inc. 5.25% due 04/12/07*	275,000	274,599
Windmill Funding Corp. 5.26% due 04/11/07*	250,000	249,671
Yorktown Capital LLC 5.28% due 04/26/07	275,000	274,032

TOTAL ASSET-BACKED COMMERCIAL PAPER (cost $2,667,120)		2,667,120

BANK NOTES — 2.0%
AmSouth Bank NA 5.41% due 06/27/07(1) (cost $250,053)	250,000	250,053

BANKERS’ ACCEPTANCES — 2.5%
J.P. Morgan Chase & Co. 5.22% due 05/14/07 (cost $323,021)	325,000	323,021

CERTIFICATES OF DEPOSIT — 24.5%
Abbey National Treasury Services PLC 5.30% due 05/09/07	300,000	300,000
American Express Bank FSB 5.27% due 04/23/07	250,000	250,000
Bank of America NA 5.21% due 04/19/07	200,000	200,000
Barclays Bank PLC 5.51% due 06/18/07	250,000	250,000
BNP Paribas 5.32% due 04/10/07	150,000	150,000
BNP Paribas 5.33% due 04/30/07	150,000	150,000
Branch Banking & Trust Co. 5.32% due 05/21/07	250,000	250,000
Caylon Bank NY 5.37% due 02/19/08	200,000	200,000
Fortis Bank New York 5.69% due 07/23/07	150,000	150,000
Interstar Millennium Trust Series 2006-2GA, Class A1 5.30% due 05/27/07(2)(3)	100,614	100,614
Marshall & Ilsley Bank 5.28% due 06/08/07	300,000	300,000
Permanent Master Issuer PLC Series 2006-1, Class 1A 5.30% due 10/17/07(2)(3)	170,000	170,000
Societe Generale New York 5.67% due 07/23/07	150,000	150,000
Toronto Dominion Bank 5.30% due 06/13/07	300,000	300,003
Washington Mutual Bank 5.37% due 04/25/07	200,000	200,000

TOTAL CERTIFICATES OF DEPOSIT (cost $3,120,617)		3,120,617

COMMERCIAL PAPER — 29.8%
Apreco, Inc. 5.24% due 06/15/07*	275,000	272,038
Archer-Daniels-Midland Co. 5.23% due 05/08/07*	250,000	248,692
DNB Nor Bank ASA 5.18% due 07/10/07	275,000	271,083
Fortis Banque Luxemburg 5.23% due 05/09/07	200,000	198,925
General Electric Capital Services 5.22% due 05/30/07	350,000	347,056
HBOS Treasury Services PLC 5.28% due 09/28/07	250,000	250,000
Merrill Lynch & Co. 5.22% due 04/23/07	315,000	314,041
Metlife, Inc. 5.23% due 04/12/07*	375,000	374,455
Nestle Capital Corp. 5.24% due 04/05/07*	250,000	249,891
Procter & Gamble International Funding 5.24% due 04/25/07*	350,000	348,828
Prudential Funding LLC 5.22% due 04/23/07	250,000	249,239
RaboBank USA Financial Corp. 5.27% due 04/02/07	140,000	140,000
UBS Finance LLC 5.26% due 04/20/07	286,000	285,248
Westpac Banking Corp. 5.20% due 06/11/07*	250,000	247,489

TOTAL COMMERCIAL PAPER (cost $3,796,985)		3,796,985

FEDERAL NATIONAL MTG. ASSOC. — 1.3%
Federal National Mtg. Assoc. 5.25% due 04/15/07 (cost $165,975)	166,000	165,975

MEDIUM TERM NOTES — 21.1%
Bank of America NA 5.32% due 02/22/08	250,000	250,000
Citigroup Global Markets Holdings, Inc. 5.37% due 03/07/08	300,000	300,175
Goldman Sachs Group, Inc. 5.46% due 05/11/07	200,000	200,028
Holmes Master Issuer PLC Series 2007-1, Class 1A1 5.30% due 03/15/08	292,600	292,009
International Business Machines Corp. 5.35% due 06/28/07	300,000	300,041
Lehman Brothers Holdings, Inc. 5.39% due 07/19/07	200,000	200,053

Morgan Stanley 5.49% due 07/27/07(3)	250,000	250,124
Pendeford Master Issuer PLC Series 2007-1A, Class 1A 5.32% due 02/12/08(2)	240,000	240,000
Toyota Motor Credit Corp. 5.33% due 10/12/07	100,000	100,001
Wachovia Corp. 5.44% due 07/20/07(3)	250,000	250,093
Wal-Mart Stores, Inc. 4.38% due 07/12/07	300,000	299,150

TOTAL MEDIUM TERM NOTES (cost $2,681,674)		2,681,674

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $13,005,445)		13,005,445

REPURCHASE AGREEMENTS — 0.6%
Bank of America Joint Repurchase Agreement	40,000	40,000
UBS Securities, LLC Joint Repurchase Agreement	40,000	40,000

TOTAL REPURCHASE AGREEMENTS (cost $80,000)(4)		80,000

TOTAL INVESTMENTS — (cost $13,085,445)(5)	102.7%	13,085,445
Liabilities in excess of other assets	(2.7)	(341,509)

NET ASSETS	100.0%	$12,743,936

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2007, the aggregate value of these securities was $4,134,481 representing 32.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Variable Rate Security — the rate reflected is as of March 31, 2007, maturity date reflects next reset date.

(2)	Collateralized Mortgaged Obligation

(3)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2007.

(4)	See Note 2 for details of Joint Repurchase Agreements.

(5)	See Note 3 for cost of investments on a tax basis.
See Notes to Portfolio of Investments
Industry Allocation*

Commercial Banks	22.1%
Special Purpose Entity	21.2
Finance-Other Services	10.9
Super Regional Banks	10.4
Finance-Investment Banker/Broker	7.6
Money Center Banks	6.5
Diversified Financial Services	3.8
Savings & Loans	3.5
Multi-Line Insurance	2.9
Computers	2.4
Mortgage Banks	2.4
Retail-Discount	2.3
Agriculture Operations	2.0
Mutual Insurance	2.0
U.S. Government Agency	1.3
Finance-Auto Loans	0.8
Repurchase Agreements	0.6

102.7%

*	Calculated as a percentage of Net Assets

ANCHOR SERIES TRUST
GOVERNMENT & QUALITY BOND PORTFOLIO
Portfolio Of Investments — March 31, 2007
(unaudited)

Security Description	Principal	Value
	Amount	(Note 1)

Asset Backed Securities — 17.7%
DIVERSIFIED FINANCIAL SERVICES — 17.7%
Advanta Business Card Master Trust Series 2006-A7, Class A7 5.34% due 10/20/12(1)(2)	$3,405,000	$3,407,523
Banc of America Commercial Mtg., Inc. Series 2007-1, Class A4 5.45% due 01/15/17	5,015,000	5,030,932
Banc of America Commercial Mtg., Inc. Series 2006-2, Class A4 5.74% due 05/10/45(2)(3)	7,000,000	7,223,622
Bear Stearns Adjustable Rate Mtg. Trust Series 2005-3, Class 2A1 5.09% due 06/25/35(3)	3,561,944	3,533,675
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-PW14 Class AM 5.24% due 12/01/38(2)	1,465,000	1,443,113
Bear Stearns Commercial Mtg. Securities, Inc. Series 2005-PWR9, Class A4A 4.87% due 09/11/42(2)	2,470,000	2,396,024
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-T24, Class A4 5.54% due 10/12/41(2)	4,745,000	4,806,127
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-PW11, Class A4 5.63% due 03/11/39(2)(3)	3,870,000	3,918,956
Bear Stearns Commercial Mtg. Securities, Inc. Series 2003-T12, Class A4 4.68% due 08/13/39(2)	5,000,000	4,855,086
Bear Stearns Commercial Mtg. Securities, Inc. Series 2003-T10, Class A2 4.74% due 03/13/40(2)	5,000,000	4,880,538
Bear Stearns Commercial Mtg. Securities, Inc. Series 2004-PWR6, Class A6 4.83% due 11/11/41(2)	5,000,000	4,863,721
Capital Auto Receivables Asset Trust, Series 2003-3, Class A3A 2.96% due 01/15/08	473,247	472,412
Carmax Auto Owner Trust Series 2006-2, Class A4 5.14% due 11/15/11	2,235,000	2,249,767
Centex Home Equity Loan Trust Series 2005-A, Class AF4 4.72% due 10/25/31	840,000	834,713
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.23% due 07/15/44(2)(3)	4,700,000	4,696,170
Commercial Mortgage Pass Through Certs. Pass Through Series 2005-C6, Class A5A 5.12% due 06/10/44(2)(3)	4,650,000	4,584,708
Commercial Mortgage Pass Through Certs. Series 2006-C7, Class A4 5.77% due 06/10/46(2)(3)	9,500,000	9,820,748
Connecticut RRB Special Purpose Trust CL&P-1 A5 6.21% due 12/30/11	3,000,000	3,097,887
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-22, Class 2A1 5.27% due 11/25/35(2)(3)	1,045,285	1,044,147
Credit Suisse Mtg. Capital Certificates Series 2006-C1, Class A4 5.61% due 12/15/15(2)(3)	4,200,000	4,260,259
Credit Suisse Mtg. Capital Certificates, Series 2006-C4, Class A3 5.47% due 09/15/39(2)	2,695,000	2,719,093
CS First Boston Mtg. Securities Corp. Series 2003-C3, Class A5 3.94% due 05/15/38(2)	5,000,000	4,674,420
Daimler Chrysler Auto Trust Series 2006-D, Class A3 4.98% due 02/08/11	1,385,000	1,384,723
Ford Credit Auto Owner Trust Series 2005-B, Class A4 4.29% due 01/15/10	1,775,000	1,759,199
Greenwich Capital Commercial Funding Corp. Series 2005-GG5, Class A5 5.22% due 04/10/37(2)(3)	4,650,000	4,619,931
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 01/10/17	2,005,000	2,023,867
GS Mtg. Securities Corp. II Series 2006-GG6, Class A4 5.55% due 04/10/38(2)(3)	4,500,000	4,562,770
GSR Mtg. Loan Trust Series 2006-AR1, Class 3A1 5.40% due 01/25/36(2)(3)	3,229,352	3,219,521
Harley-Davidson Motorcycle Trust Series 2006-3, Class A4 5.22% due 06/15/13	3,000,000	3,020,317
Household Automotive Trust Series 2006-3, Class A3 5.28% due 09/19/11	3,400,000	3,415,710
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-CB14, Class A4 5.48% due 12/12/44(2)(3)	4,700,000	4,736,793
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP5, Class A4 5.33% due 12/15/44(2)(3)	2,930,000	2,896,809
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-CB18, Class A4 5.44% due 06/12/47	5,000,000	5,017,953
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP4, Class A4 4.92% due 10/15/42(2)(3)	4,500,000	4,371,140

JP Morgan Mtg. Trust Series 2005-A7, Class 1A4 5.00% due 10/25/35(2)(3)	4,672,701	4,658,146
LB-UBS Commercial Mtg. Trust Series 2005-C5, Class A4 4.95% due 09/15/40(2)	4,700,000	4,584,034
Marriott Vacation Club Owner Trust Series 2006-2A, Class A 5.36% due 10/20/28*	917,599	920,627
MBNA Credit Card Master Note Trust Series 2003-A11, Class A11 3.65% due 03/15/11	2,335,000	2,290,172
MBNA Credit Card Master Note Trust Series 2005-A6, Class A6 4.50% due 01/15/13	3,185,000	3,151,187
Merrill Lynch Mtg. Trust Series 2005-CIP1, Class A4 5.05% due 07/12/38(3)	4,700,000	4,608,797
Morgan Stanley Capital I Series 2005-IQ10, Class A4A 5.23% due 09/15/42(2)(3)	4,455,000	4,420,798
Morgan Stanley Capital I Series 2007-HQ11, Class A4 5.45% due 02/20/44(2)(3)	2,215,000	2,222,482
Morgan Stanley Capital I Series 2007-T25, Class A3 5.51% due 11/12/49(2)(3)	5,000,000	5,050,208
Nissan Auto Lease Trust Series 2006-A, Class A3 5.11% due 03/15/10	3,000,000	3,000,000
Residential Accredit Loans, Inc. Series 2005-QA2, Class NB2 5.31% due 02/25/35(2)(3)	2,872,154	2,866,436
Susquehanna Auto Lease Trust Series 2006-1, Class A3 5.21% due 03/16/09*	2,040,000	2,038,089
Toyota Auto Receivables Owners Trust Series 2003-B, Class A4 2.79% due 01/15/10	1,338,029	1,321,303
Wachovia Bank Commercial Mtg. Trust Series 2005-C20, Class A7 5.12% due 07/15/42(2)(3)	4,650,000	4,584,493
Wells Fargo Mtg. Backed Securities Trust Series 2005-AR2, Class 2A2 4.55% due 03/25/35(2)(3)	2,710,010	2,673,965
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR5, Class 2A1 5.53% due 04/25/36(2)(3)	4,006,629	4,025,114
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR10, Class 4A1 5.56% due 07/25/36(1)(2)	4,657,221	4,678,460

Total Asset Backed Securities (cost $182,560,678)		182,936,685

Corporate Bonds & Notes — 14.9%
BANKS-COMMERCIAL — 0.0%
US Bancorp Sub. Debentures 7.50% due 06/01/26	400,000	475,343

BANKS-FIDUCIARY — 0.5%
The Bank of New York Co., Inc. Senior Notes 5.13% due 11/01/11	5,000,000	5,014,670

BANKS-MONEY CENTER — 0.2%
Deutsche Bank Financial LLC Bank Guar. Notes 5.38% due 03/02/15	2,100,000	2,096,548

BANKS-SUPER REGIONAL — 0.8%
Bank of America Corp. Senior Notes 6.25% due 04/15/12	5,000,000	5,251,070
Wachovia Corp. Sub. Notes 5.25% due 08/01/14	3,000,000	2,965,020

		8,216,090

COMPUTERS — 0.5%
Hewlett-Packard Co. Senior Notes 5.25% due 03/01/12	5,000,000	5,031,900

COSMETICS & TOILETRIES — 0.5%
Gillette Co. Senior Notes 4.13% due 08/30/07	4,990,000	4,965,769

DATA PROCESSING/MANAGEMENT — 0.2%
Financing Corp. STRIP Series 12 zero coupon due 12/06/13	2,050,000	1,484,276
Financing Corp. STRIP Series 13 zero coupon due 12/27/13	1,630,000	1,176,503

		2,660,779

DIVERSIFIED FINANCIAL SERVICES — 0.8%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	3,000,000	3,018,333
General Electric Capital Corp. Notes 6.75% due 03/15/32	5,000,000	5,665,160

		8,683,493

ELECTRIC-INTEGRATED — 0.2%
Consolidated Edison Co. of New York Senior Notes 5.30% due 12/01/16	1,770,000	1,756,679

FINANCE-CONSUMER LOANS — 0.7%
Household Finance Corp. Notes 6.38% due 10/15/11	5,000,000	5,212,040
John Deere Capital Corp. 4.88% due 10/15/10	2,625,000	2,604,877

		7,816,917

FINANCE-INVESTMENT BANKER/BROKER — 1.7%
Citicorp Sub. Notes Series C 6.75% due 10/15/07	4,000,000	4,025,596
Credit Suisse First Boston USA, Inc. Notes 4.88% due 01/15/15	2,435,000	2,362,568
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	2,500,000	2,476,245
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	4,495,000	4,424,622
Morgan Stanley Notes 5.45% due 01/09/17	5,000,000	4,917,760

		18,206,791

FINANCE-LEASING COMPANY — 0.3%
Boeing Capital Corp. Senior Notes 4.75% due 08/25/08	2,995,000	2,980,303

FINANCIAL GUARANTEE INSURANCE — 0.3%
Ambac Financial Group, Inc. Debentures 5.95% due 12/05/35	3,250,000	3,175,429

INSURANCE-LIFE/HEALTH — 0.3%
Prudential Financial, Inc. Notes 5.50% due 03/15/16	2,800,000	2,802,243

INSURANCE-MULTI-LINE — 1.3%
General Reinsurance Corp. Debentures 9.00% due 09/12/09	5,000,000	5,417,875
Hartford Financial Services Group, Inc. Senior Notes 6.10% due 10/01/41	5,000,000	5,050,525
MetLife, Inc. Senior Notes 5.00% due 06/15/15	3,300,000	3,203,835

		13,672,235

INSURANCE-PROPERTY/CASUALTY — 0.1%
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	1,130,000	1,239,491

MEDICAL-DRUGS — 0.4%
Merck & Co., Inc. Notes 5.13% due 11/15/11	4,000,000	4,012,404

MEDICAL-HMO — 0.4%
UnitedHealth Group, Inc. Senior Notes 5.00% due 08/15/14	4,000,000	3,913,324

REGIONAL AUTHORITY — 1.0%
Housing Urban Development U.S. Government Guar. Bonds 5.05% due 08/01/13	10,000,000	10,078,150

SCHOOLS — 1.1%
President and Fellows of Harvard College Bonds 6.30% due 10/01/37	5,000,000	5,294,464
Stanford University Debentures 6.88% due 02/01/24	5,000,000	5,753,750

		11,048,214

SPECIAL PURPOSE ENTITIES — 1.1%
John Hancock Funds Notes 7.38% due 02/15/24*	5,000,000	5,733,460
Pacific Beacon LLC Bonds 5.38% due 07/15/26*	665,000	658,250
Postal Square LP U.S. Government Guar. Notes 8.95% due 06/15/22	4,002,450	4,948,189

		11,339,899

TELECOM SERVICES — 0.6%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	430,000	441,200
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	5,000,000	5,367,460

		5,808,660

TELEPHONE-INTEGRATED — 0.9%
AT&T, Inc. Notes 6.45% due 06/15/34	3,040,000	3,094,237
AT&T, Inc. Notes 6.80% due 05/15/36	950,000	1,012,786
BellSouth Corp. Bonds 6.55% due 06/15/34	4,865,000	5,001,804

		9,108,827

TRANSPORT-SERVICES — 1.0%
Federal Express Corp. Pass Through Certs. Series 991A, Class A 6.72% due 01/15/22	3,833,947	4,128,279

United Parcel Service, Inc. Debentures Series MTNA 8.38% due 04/01/20	5,000,000	6,295,260

		10,423,539

Total Corporate Bonds & Notes (cost $150,511,024)		154,527,697

Foreign Corporate Bonds & Notes — 1.7%
AIRPORT DEVELOPMENT/MAINTENANCE — 0.4%
SCL Terminal Aereo Santiago SA Sec. Notes 6.95% due 07/01/12*	3,941,848	4,021,158

DIVERSIFIED MANUFACTURED OPERATIONS — 0.4%
Siemens Financieringsmat NV Notes 5.75% due 10/17/16*	4,725,000	4,804,616

ELECTRIC-DISTRIBUTION — 0.4%
Hydro-Quebec Local Government Guar. Series HY 8.40% due 01/15/22	3,000,000	3,900,411

ELECTRIC-GENERATION — 0.1%
Abu Dhabi National Energy Co. Notes 5.88% due 10/27/16*	1,385,000	1,397,537

INSURANCE-MULTI-LINE — 0.4%
AXA SA Sub. Notes 8.60% due 12/15/30	3,000,000	3,824,820

Total Foreign Corporate Bonds & Notes (cost $16,439,089)		17,948,542

Municipal Bonds & Notes — 1.8%
U.S. Municipal Bonds & Notes — 1.8%
Atlanta Downtown Development Authority 6.88% due 02/01/21	6,000,000	6,616,080
Illinois State Taxable-Pension 5.10% due 06/01/33	2,860,000	2,731,157
Oregon School Boards Assoc. 4.76% due 06/30/28	2,800,000	2,586,276
Sonoma County, California Pension Obligation Series A 3.24% due 12/01/08	3,730,000	3,631,192
Wisconsin State General Revenue Series A 5.70% due 05/01/26	2,500,000	2,542,875

Total Municipal Bonds & Notes (cost $18,711,376)		18,107,580

U.S. Government Agencies — 43.3%

FEDERAL FARM CREDIT BANK — 2.4%
4.88% due 01/14/11*	24,800,000	24,548,543

FEDERAL HOME LOAN BANK — 1.1%
4.88% due 11/18/11	11,375,000	11,387,558

FEDERAL HOME LOAN MTG. CORP. — 8.3%
2.50% due 04/15/13	10,859,830	10,639,644
4.50% due 08/01/35	957,513	900,476
4.50% due 09/01/35	90,740	85,335
4.50% due 10/01/35	4,016,549	3,777,294
4.50% due 12/01/35	3,928,963	3,694,924
5.00% due 10/01/35	8,130,611	7,865,757
5.00% due 11/01/35	16,759,513	16,213,572
5.00% due 12/01/35	1,295,850	1,253,637
5.00% due 06/01/36	247,031	238,910
6.00% due 06/01/34	112,079	113,276
6.00% due 08/01/35	603,365	608,606
6.00% due 01/01/36	91,477	92,271
6.00% due 06/01/36	490,522	494,474
6.00% due 08/01/36	4,294,946	4,329,548
6.00% due 09/01/36	18,867,457	19,019,463
6.00% due 10/01/36	4,159,134	4,202,864
6.00% due 11/01/36	898,267	905,503
6.00% due 12/01/36	11,573,251	11,666,492
7.50% due 05/01/27	8,876	9,307
14.75% due 03/01/10	5,017	5,624

		86,116,977

FEDERAL NATIONAL MTG. ASSOC. — 21.0%
4.50% due 08/01/35	4,835,285	4,546,312
4.50% due 09/01/35	13,895,283	13,064,853
4.50% due 12/01/35	56,858	53,460
5.00% due 01/01/17	186,331	184,358
5.00% due 02/01/17	72,151	71,388
5.00% due 10/01/17	7,899,747	7,814,876
5.00% due 11/01/17	1,128,482	1,116,359
5.00% due 12/01/17	587,826	581,509
5.00% due 01/01/18	1,368,959	1,354,252
5.00% due 02/01/18	3,029,096	2,995,599
5.00% due 05/01/18	221,072	218,601
5.00% due 06/01/18	25,724,682	25,437,305
5.00% due 09/01/18	521,669	515,864
5.00% due 10/01/18	2,784,137	2,753,015
5.00% due 11/01/18	1,865,757	1,844,901
5.00% due 12/01/18	7,692,090	7,606,106
5.00% due 01/01/19	3,509,097	3,469,880
5.00% due 02/01/19	5,789,983	5,721,410
5.00% due 03/01/19	8,074,409	7,975,690
5.00% due 04/01/19	7,328,218	7,239,374
5.00% due 05/01/19	6,866,832	6,782,640
5.00% due 06/01/19	4,973,837	4,912,614
5.00% due 09/01/19	616,222	608,636
5.00% due 10/01/19	1,617,912	1,597,998
5.00% due 11/01/19	2,057,626	2,032,298
5.00% due 12/01/19	2,952,336	2,915,995
5.00% due 06/01/33	106,770	103,428
5.00% due 07/01/33	2,462,880	2,385,793

5.00% due 11/01/33	790,846	766,094
5.00% due 03/01/34	5,545,149	5,371,588
5.00% due 05/01/34	1,546,221	1,496,573
5.00% due 06/01/34	844,856	817,728
5.00% due 09/01/34	3,497,772	3,385,460
5.00% due 07/01/35	8,933,252	8,639,588
5.00% due 08/01/35	7,813,565	7,556,709
5.00% due 09/01/35	6,916,366	6,689,002
5.00% due 11/01/35	2,265,179	2,190,715
5.00% due 12/01/35	922,956	892,616
5.00% due 02/01/36	497,991	481,300
5.00% due 05/01/36	276,619	267,737
5.00% due 10/01/35	3,136,061	3,032,968
5.50% due 08/01/35	6,714,252	6,650,879
5.50% due 10/01/35	1,582,655	1,567,717
5.50% due 11/01/35	3,599,308	3,565,334
5.50% due 12/01/35	245,398	243,081
5.50% due December TBA	9,256,995	9,158,639
6.00% due 06/01/35	233,791	236,147
6.00% due 09/01/35	372,740	375,763
6.00% due 11/01/35	45,604	45,974
6.00% due 05/01/36	481,578	485,158
6.00% due 06/01/36	9,575,410	9,652,836
6.00% due 07/01/36	87,308	87,957
6.50% due 07/01/36	12,088,947	12,332,243
6.50% due 08/01/36	14,854,690	15,153,649
6.50% due 10/01/36	399,272	407,308

		217,455,277

GOVERNMENT NATIONAL MTG. ASSOC. — 10.5%
5.00% due 07/15/33	9,674,972	9,429,738
5.00% due 10/15/33	795,233	775,076
5.00% due 11/15/33	678,819	661,613
5.00% due 12/15/33	192,765	187,877
5.00% due 01/15/34	1,152,873	1,123,011
5.00% due 02/15/34	683,010	665,320
5.00% due 03/15/34	620,530	604,457
5.00% due 05/15/34	38,247	37,256
5.00% due 03/15/35	268,207	261,120
5.00% due 06/15/35	193,900	188,776
5.00% due 08/15/35	899,561	875,790
5.00% due 09/15/35	1,849,942	1,801,057
5.00% due 10/15/35	723,199	704,088
5.00% due 11/15/35	2,577,394	2,509,286
5.00% due 12/15/35	1,945,961	1,894,539
5.00% due 01/15/36	1,073,310	1,044,388
5.00% due 02/15/36	351,258	341,794
5.00% due 03/15/36	3,437,101	3,344,481
5.00% due 04/15/36	3,038,184	2,956,315
5.00% due 05/15/36	1,269,475	1,235,267
5.00% due 07/15/36	1,669,876	1,624,878
5.00% due 09/15/36	1,044,272	1,016,395
5.00% due 11/15/36	101,340	98,610
5.50% due 10/15/32	220,620	219,743
5.50% due 11/15/32	381,118	379,603
5.50% due 12/15/32	506,202	504,188
5.50% due 01/15/33	7,809,469	7,776,899
5.50% due 02/15/33	10,593,831	10,549,650
5.50% due 03/15/33	7,426,204	7,395,236
5.50% due 05/15/33	1,131,697	1,126,978
5.50% due 06/15/33	801,517	798,175
5.50% due 07/15/33	94,727	94,332
5.50% due 08/15/33	468,299	466,347
5.50% due 09/15/33	1,436,555	1,430,564
5.50% due 10/15/33	153,322	152,682
5.50% due 11/15/33	1,487,634	1,481,429
5.50% due 01/15/34	1,224,383	1,218,932
5.50% due 02/15/34	920,123	916,027
5.50% due 03/15/34	6,359,354	6,331,043
5.50% due 04/15/34	272,762	271,549
5.50% due 05/15/34	392,721	390,972
5.50% due 06/15/34	921,621	917,518
5.50% due 07/15/34	335,722	334,227
5.50% due 08/15/34	122,272	121,727
5.50% due 09/15/34	5,524,600	5,500,006
5.50% due 10/15/34	4,304,371	4,285,208
5.50% due 04/15/36	201,276	200,194
6.00% due 03/15/28	55,245	56,182
6.00% due 06/15/28	26,944	27,401
6.00% due 08/15/28	107,951	109,782
6.00% due 09/15/28	90,639	92,177
6.00% due 10/15/28	103,621	105,379
6.00% due 11/15/28	26,905	27,361
6.00% due 12/15/28	390,333	396,946
6.00% due 03/15/29	5,940	6,039
6.00% due 04/15/29	16,465	16,740
6.00% due 07/15/31	5,439	5,526
6.00% due 01/15/32	78,116	79,332
6.00% due 02/15/32	2,937	2,983
6.00% due 07/15/32	31,654	32,147
6.00% due 09/15/32	44,505	45,198
6.00% due 10/15/32	1,433,645	1,455,952
6.00% due 11/15/32	96,838	98,345
6.00% due 01/15/33	11,424	11,598
6.00% due 02/15/33	170,389	172,980
6.00% due 03/15/33	256,582	260,485
6.00% due 04/15/33	247,453	251,217
6.00% due 05/15/33	189,630	192,515
6.00% due 12/15/33	190,031	192,954
6.00% due 08/15/34	33,098	33,562
6.00% due 09/15/34	667,374	676,740
6.00% due 10/15/34	368,673	373,847
6.50% due 07/15/09	3,992	4,027
6.50% due 04/15/11	1,830	1,873
6.50% due 01/15/12	21,224	21,772
6.50% due 02/15/12	7,391	7,582
6.50% due 10/15/12	14,794	15,176
6.50% due 11/15/12	34,062	34,942
6.50% due 01/15/13	12,743	13,069
6.50% due 05/15/13	30,826	31,615
6.50% due 01/15/14	142,700	146,379
6.50% due 02/15/14	6,625	6,796
6.50% due 03/15/14	175,975	180,511
6.50% due 04/15/14	152,808	156,748
6.50% due 05/15/14	279,742	286,953
6.50% due 06/15/14	7,172	7,355
6.50% due 07/15/14	6,744	6,918
6.50% due 08/15/14	249,738	256,175
6.50% due 10/15/14	436	447
6.50% due 05/15/23	10,522	10,814
6.50% due 06/15/23	16,281	16,733
6.50% due 07/15/23	68,466	70,370
6.50% due 08/15/23	11,984	12,317

6.50% due 10/15/23	87,593	90,028
6.50% due 11/15/23	157,073	161,439
6.50% due 12/15/23	270,770	278,299
6.50% due 03/15/26	69,491	71,446
6.50% due 02/15/27	12,007	12,342
6.50% due 12/15/27	10,507	10,820
6.50% due 01/15/28	108,797	112,040
6.50% due 02/15/28	96,214	99,085
6.50% due 03/15/28	225,209	231,928
6.50% due 04/15/28	179,548	184,902
6.50% due 05/15/28	343,125	353,362
6.50% due 06/15/28	391,196	402,867
6.50% due 07/15/28	412,898	425,211
6.50% due 08/15/28	384,490	395,959
6.50% due 09/15/28	459,802	473,519
6.50% due 10/15/28	1,046,710	1,077,934
6.50% due 11/15/28	338,854	348,964
6.50% due 12/15/28	346,484	356,821
6.50% due 01/15/29	12,563	12,937
6.50% due 02/15/29	86,471	89,038
6.50% due 03/15/29	79,640	82,010
6.50% due 04/15/29	68,496	70,536
6.50% due 05/15/29	267,251	275,209
6.50% due 06/15/29	109,006	112,252
6.50% due 01/15/31	17,156	17,651
6.50% due 03/15/31	24,626	25,336
6.50% due 04/15/31	186,345	191,725
6.50% due 05/15/31	461,186	474,504
6.50% due 06/15/31	428,332	440,695
6.50% due 07/15/31	644,791	663,400
6.50% due 08/15/31	269,981	277,773
6.50% due 09/15/31	408,240	420,022
6.50% due 10/15/31	519,857	534,885
6.50% due 11/15/31	101,277	104,200
6.50% due 12/15/31	39,698	40,844
6.50% due 01/15/32	747,847	768,738
6.50% due 02/15/32	223,426	229,668
6.50% due 03/15/32	6,223	6,397
6.50% due 04/15/32	175,411	180,311
6.50% due 05/15/32	498,271	512,192
7.00% due 03/15/09	2,375	2,409
7.00% due 06/15/09	1,437	1,457
7.00% due 09/15/10	5,638	5,783
7.00% due 01/15/11	19,140	19,778
7.00% due 03/15/11	44,210	45,684
7.00% due 04/15/11	7,999	8,267
7.00% due 05/15/11	37,290	38,532
7.00% due 07/15/11	58,665	60,623
7.00% due 08/15/11	7,624	7,878
7.00% due 09/15/11	83,603	86,390
7.00% due 11/15/11	17,777	18,370
7.00% due 12/15/11	83,437	86,218
7.00% due 01/15/12	125,481	129,688
7.00% due 12/15/12	23,011	23,783
7.00% due 11/15/31	606,912	634,881
7.00% due 03/15/32	59,726	62,465
7.00% due 01/15/33	153,839	160,925
7.00% due 05/15/33	415,188	434,344
7.00% due 07/15/33	299,256	313,074
7.00% due 10/15/34	56,361	58,946
7.50% due 09/15/35	1,813,604	1,905,091
7.50% due 09/16/35	1,139,257	1,185,896
8.00% due 09/15/29	9,763	10,370
8.00% due 10/15/29	3,280	3,483
8.00% due 11/15/29	10,391	11,036
8.00% due 12/15/29	41,794	44,391
8.00% due 01/15/30	45,139	47,898
8.00% due 03/15/30	1,083	1,149
8.00% due 04/15/30	134,570	142,798
8.00% due 06/15/30	11,819	12,542
8.00% due 07/15/30	7,040	7,470
8.00% due 08/15/30	37,651	39,953
8.00% due 09/15/30	33,761	35,825
8.00% due 10/15/30	6,265	6,648
8.00% due 11/15/30	18,405	19,530
8.00% due 12/15/30	10,775	11,434
8.00% due 02/15/31	132,170	140,272
8.00% due 03/15/31	68,330	72,519
10.00% due 01/20/14	813	891
10.00% due 03/20/14	5,921	6,490
10.00% due 06/20/14	2,275	2,493
10.00% due 07/20/14	6,003	6,580
10.00% due 04/20/16	25,585	28,250
10.00% due 05/20/16	12,668	13,987
10.00% due 08/20/16	2,692	2,972
10.00% due 01/20/17	8,996	9,962
10.00% due 02/20/17	12,233	13,546
10.00% due 03/20/17	10,982	12,113
12.00% due 01/20/16	480	532
12.75% due 07/15/14	31,966	35,576
13.50% due 09/20/14	2,023	2,278

		108,907,080

Total U.S. Government Agencies (cost $452,333,346)		448,415,435

U.S. Government Treasuries — 6.8%
UNITED STATES TREASURY BONDS — 5.6%
3.50% due 01/15/11	33,400,855	35,265,291
4.50% due 02/15/36	6,650,000	6,269,700
Inflation Indexed Bonds 2.38% due 01/15/25	16,184,972	16,289,916

		57,824,907

UNITED STATES TREASURY NOTES — 1.2%
United States Treasury Notes 4.63% due 02/15/17	12,825,000	12,798,952

Total U.S. Government Treasuries (cost $70,423,025)		70,623,859

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $890,978,538)		892,559,798

Short-Term Investment Securities — 4.8%
U.S. GOVERNMENT AGENCIES — 4.8%
Federal Home Loan Bank Discount Notes, zero coupon due 04/25/07 (cost $49,827,822)	50,000,000	49,827,822

REPURCHASE AGREEMENTS — 9.3%
UBS Securities, LLC Joint Repurchase Agreement	48,244,000	48,244,000
Bank of America Joint Repurchase Agreement	47,456,000	47,456,000

TOTAL REPURCHASE AGREEMENTS (cost $95,700,000)(4)		95,700,000

TOTAL INVESTMENTS (cost $1,036,506,360)(5)	100.3%	1,038,087,620
Liabilities in excess of other assets	(0.3)	(3,122,828)

NET ASSETS	100.0%	$1,034,964,792

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2007, the aggregate value of these securities was $47,140,613 representing 4.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2007.

(2)	Collateralized Mortgaged Obligation

(3)	Variable Rate Security — the rate reflected is as of March 31, 2007, maturity date reflects the stated maturity date.

(4)	See Note 2 for details of Joint Repurchase Agreements.

(5)	See Note 3 for cost of investments on a tax basis.

TBA	—	Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
ASSET ALLOCATION PORTFOLIO
Portfolio of Investments — March 31, 2007
(unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)

Common Stock — 66.7%
ADVANCED MATERIALS — 0.0%
Ceradyne, Inc.†	400	$21,896

ADVERTISING AGENCY — 0.1%
Omnicom Group, Inc.	2,900	296,902

ADVERTISING SALES — 0.2%
Lamar Advertising Co., Class A†	13,000	818,610

ADVERTISING SERVICES — 0.1%
Getty Images, Inc.†	2,000	97,260
inVentiv Health, Inc.†	3,000	114,870
WPP Group PLC ADR	4,500	341,955

		554,085

AEROSPACE/DEFENSE — 0.5%
Boeing Co	5,000	444,550
General Dynamics Corp.	8,200	626,480
Lockheed Martin Corp.	6,000	582,120
Northrop Grumman Corp.	2,300	170,706
Teledyne Technologies, Inc.†	400	14,976

		1,838,832

AEROSPACE/DEFENSE-EQUIPMENT — 0.2%
BE Aerospace, Inc.†	4,000	126,800
United Technologies Corp.	11,100	721,500

		848,300

AGRICULTURAL CHEMICALS — 0.3%
Potash Corp. of Saskatchewan, Inc.	8,000	1,279,440

AGRICULTURAL OPERATIONS — 0.2%
Archer-Daniels-Midland Co.	19,500	715,650

AIRLINES — 0.7%
Alaska Air Group, Inc.†	6,300	240,030
AMR Corp.†	6,600	200,970
Cathay Pacific Airways, Ltd. ADR	11,000	138,050
Continental Airlines, Inc., Class B†	6,800	247,452
Southwest Airlines Co.	19,700	289,590
UAL Corp.†	40,000	1,526,800

		2,642,892

AIRPORT DEVELOPMENT/MAINTENANCE — 0.0%
Macquarie Airports Management, Ltd.	23,600	76,188

APPAREL MANUFACTURERS — 0.8%
Coach, Inc.†	7,500	375,375
Columbia Sportswear Co.†	1,300	81,003
Guess ?, Inc.†	27,000	1,093,230
Gymboree Corp.†	5,600	224,392
Phillips-Van Heusen Corp.	2,200	129,360
Polo Ralph Lauren Corp.	11,000	969,650
VF Corp.	4,100	338,742

		3,211,752

APPLICATIONS SOFTWARE — 0.7%
Actuate Corp.†	8,400	43,848
Intuit, Inc.†	8,800	240,768
Microsoft Corp.	94,900	2,644,863
Quest Software, Inc.†	5,000	81,350

		3,010,829

ATHLETIC FOOTWEAR — 0.1%
NIKE, Inc., Class B	2,500	265,650

AUDIO/VIDEO PRODUCTS — 0.1%
Matsushita Electric Industrial Co., Ltd. ADR	25,000	502,500

AUTO-CARS/LIGHT TRUCKS — 0.4%
Nissan Motor Co., Ltd. ADR	19,000	406,600
Toyota Motor Co. ADR	10,700	1,371,312

		1,777,912

AUTO-HEAVY DUTY TRUCKS — 0.1%
New Flyer Industries, Inc.	25,400	202,408
PACCAR, Inc.	3,912	287,141

		489,549

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.1%
Johnson Controls, Inc.	1,000	94,620
Magna International, Inc., Class A	4,100	307,951

		402,571

BANKS-COMMERCIAL — 2.6%
ABN AMRO Holding NV ADR	17,400	748,548
Banco Santander Central Hispano SA ADR	58,000	1,034,140
Bank of Ireland ADR	7,100	614,150
Bank of Nova Scotia	13,600	627,096
Banner Corp.	1,430	59,416
Barclays PLC ADR	26,900	1,531,686
BNP Paribas ADR	41,000	2,140,200
Citizens Banking Corp.	3,300	73,128
City National Corp.	3,300	242,880
East West Bancorp, Inc.	5,669	208,449
F.N.B. Corp.	6,400	107,840
FirstMerit Corp.	4,660	98,373
Greater Bay Bancorp	3,000	80,670
HBOS PLC ADR	14,000	292,600
Kookmin Bank ADR†	5,000	450,750
Mitsubishi UFJ Financial Group, Inc. ADR	15,300	172,278
National Bank of Greece SA ADR	39,000	418,080
Pacific Capital Bancorp	966	31,028
Preferred Bank Los Angeles California	2,700	105,867
TCF Financial Corp.	15,900	419,124
Toronto-Dominion Bank	11,000	664,510
TrustCo Bank Corp. NY	10,000	95,800
UCBH Holdings, Inc.	3,400	63,308
UnionBanCal Corp.	1,500	95,130
United Community Banks, Inc.	4,500	147,555

		10,522,606

BANKS-FIDUCIARY — 0.5%
Mellon Financial Corp.	11,100	478,854
State Street Corp.	22,000	1,424,500
The Bank of New York Co., Inc.	7,200	291,960

		2,195,314

BANKS-SUPER REGIONAL — 1.7%
Bank of America Corp.	58,098	2,964,160
Huntington Bancshares, Inc.	3,600	78,660
KeyCorp	9,000	337,230
PNC Financial Services Group, Inc.	3,900	280,683
SunTrust Banks, Inc.	2,300	190,992
US Bancorp	14,700	514,059
Wells Fargo & Co.	69,830	2,404,247

		6,770,031

BEVERAGES-NON-ALCOHOLIC — 0.5%
Coca-Cola Co.	43,500	2,088,000
PepsiCo, Inc.	1,000	63,560

		2,151,560

BEVERAGES-WINE/SPIRITS — 0.1%
Diageo PLC ADR	4,000	323,800

BREWERY — 0.3%
Anheuser-Busch Cos., Inc.	10,000	504,600
Molson Coors Brewing Co., Class B	2,800	264,936
SABMiller PLC ADR	18,800	413,600

		1,183,136

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 0.1%
NCI Building Systems, Inc.†	2,500	119,350
Simpson Manufacturing Co., Inc.	4,900	151,116

		270,466

BUILDING PRODUCTS-CEMENT — 0.2%
CRH PLC ADR	17,000	739,330

BUILDING PRODUCTS-LIGHT FIXTURES — 0.0%
LSI Industries, Inc.	4,500	75,330

BUILDING-HEAVY CONSTRUCTION — 0.0%
Infrasource Services, Inc.†	5,000	152,650

BUILDING-MOBILEHOME/MANUFACTURED HOUSING — 0.1%
Monaco Coach Corp.	9,000	143,370
Williams Scotsman International, Inc.†	5,500	108,130

		251,500

CABLE TV — 0.3%
Comcast Corp., Class A†	31,421	815,375
LodgeNet Entertainment Corp.†	3,500	107,520
Time Warner Cable, Inc. Class A†	9,558	358,138

		1,281,033

CASINO HOTEL — 0.2%
Las Vegas Sands Corp.†	11,000	952,710

CASINO SERVICES — 0.2%
International Game Technology	18,000	726,840

CELLULAR TELECOM — 0.3%
Syniverse Holdings, Inc.†	7,000	73,780
US Cellular Corp.†	700	51,415
Vodafone Group PLC ADR	46,425	1,246,975

		1,372,170

CHEMICALS-DIVERSIFIED — 0.1%
BASF AG ADR	3,500	393,470
Lyondell Chemical Co.	4,100	122,877

		516,347

CHEMICALS-SPECIALTY — 0.2%
Albemarle Corp.	6,700	276,978
Cabot Corp.	4,100	195,693
Lubrizol Corp.	7,000	360,710
Symyx Technologies, Inc.†	1,500	26,580

		859,961

CIRCUIT BOARDS — 0.0%
Park Electrochemical Corp.	2,700	73,224

COATINGS/PAINT — 0.2%
RPM International, Inc.	3,200	73,920
Sherwin-Williams Co.	4,500	297,180
Valspar Corp.	13,400	372,922

		744,022

COMMERCIAL SERVICES — 0.6%
Alliance Data Systems Corp.†	28,600	1,762,332
Coinmach Service Corp.	4,000	77,840
Convergys Corp.†	1,600	40,656
Steiner Leisure, Ltd.†	3,300	148,434
Weight Watchers International, Inc.	7,000	322,630

		2,351,892

COMMERCIAL SERVICES-FINANCE — 0.0%
Jackson Hewitt Tax Service, Inc.	2,600	83,668
Wright Express Corp.†	1,700	51,561

		135,229

COMPUTER AIDED DESIGN — 0.0%
Ansys, Inc.†	2,500	126,925
Autodesk, Inc.†	1,000	37,600

		164,525

COMPUTER GRAPHICS — 0.0%
Trident Microsystems, Inc.†	4,600	92,276

COMPUTER SERVICES — 0.3%
Cognizant Technology Solutions Corp., Class A†	11,900	1,050,413
FactSet Research Systems, Inc.	1,900	119,415
Syntel, Inc.	3,200	110,880

		1,280,708

COMPUTERS — 2.6%
Apple Computer, Inc.†	34,600	3,214,686
Hewlett-Packard Co.	94,600	3,797,244
International Business Machines Corp.	30,300	2,856,078
Research In Motion, Ltd.†	6,000	818,940

		10,686,948

COMPUTERS-INTEGRATED SYSTEMS — 0.1%
Diebold, Inc.	7,800	372,138
Radisys Corp.†	1,000	16,340

		388,478

COMPUTERS-MEMORY DEVICES — 0.3%
Network Appliance, Inc.†	20,500	748,660
TDK Corp. ADR	4,300	374,100

		1,122,760

COMPUTERS-PERIPHERY EQUIPMENT — 0.1%
Electronics for Imaging, Inc.†	11,200	262,640

CONSULTING SERVICES — 0.1%
FTI Consulting, Inc.†	3,000	100,770
Huron Consulting Group, Inc.†	2,000	121,680

		222,450

CONSUMER PRODUCTS-MISC. — 0.2%
Central Garden & Pet Co.†	1,600	23,632
Central Garden and Pet Co. Class A†	4,000	58,800
Clorox Co.	3,400	216,546
Fortune Brands, Inc.	3,100	244,342
Kimberly-Clark Corp.	4,300	294,507

Tupperware Brands Corp.	3,200	79,776

		917,603

CONTAINERS-PAPER/PLASTIC — 0.0%
Packaging Corp. of America	3,000	73,200

COSMETICS & TOILETRIES — 0.7%
Avon Products, Inc.	18,300	681,858
Bare Escentuals, Inc.†	200	7,174
Colgate-Palmolive Co.	7,500	500,925
Procter & Gamble Co.	24,500	1,547,420
The Estee Lauder Cos., Inc.	4,200	205,170

		2,942,547

DATA PROCESSING/MANAGEMENT — 0.6%
Acxiom Corp.	13,000	278,070
Automatic Data Processing, Inc.	11,700	566,280
Fair Isaac Corp.	2,050	79,294
Fidelity National Information Services, Inc.	23,646	1,074,947
infoUSA, Inc.	9,600	92,352
Mastercard, Inc., Class A	4,400	467,456

		2,558,399

DIAGNOSTIC KITS — 0.0%
Meridian Bioscience, Inc.	2,600	72,176
OraSure Technologies, Inc.†	8,000	58,800

		130,976

DIALYSIS CENTERS — 0.0%
DaVita, Inc.†	2,500	133,300

DISPOSABLE MEDICAL PRODUCTS — 0.0%
Arrow International, Inc.	2,200	70,752
C.R. Bard, Inc.	800	63,608

		134,360

DISTRIBUTION/WHOLESALE — 0.0%
Building Materials Holding Corp.	1,000	18,110

DIVERSIFIED MANUFACTURED OPERATIONS — 1.6%
3M Co.	6,700	512,081
Acuity Brands, Inc.	4,800	261,312
Danaher Corp.	14,500	1,036,025
Dover Corp.	5,500	268,455
Federal Signal Corp.	10,700	166,064
General Electric Co.	47,900	1,693,744
Honeywell International, Inc.	7,600	350,056
ITT, Inc.	14,000	844,480
Parker Hannifin Corp.	3,500	302,085
Siemens AG ADR	3,300	353,760
Teleflex, Inc.	4,400	299,508
Tomkins PLC ADR	20,000	420,600

		6,508,170

DIVERSIFIED MINERALS — 0.4%
Anglo American PLC ADR	29,700	784,674
BHP Billiton, Ltd. ADR	20,000	969,000

		1,753,674

E-COMMERCE/PRODUCTS — 0.1%
Blue Nile, Inc.†	1,500	60,990
NutriSystem, Inc.†	5,900	309,219

		370,209

E-COMMERCE/SERVICES — 0.3%
eBay, Inc.†	33,000	1,093,950

E-MARKETING/INFO — 0.0%
aQuantive, Inc.†	1,600	44,656

E-SERVICES/CONSULTING — 0.0%
Websense, Inc.†	600	13,794

EDUCATIONAL SOFTWARE — 0.0%
Blackboard, Inc.†	2,000	67,260

ELECTRIC PRODUCTS-MISC. — 0.7%
Emerson Electric Co.	46,900	2,020,921
Hitachi, Ltd. ADR	6,000	463,260
Sharp Corp. ADR	22,500	430,875

		2,915,056

ELECTRIC-INTEGRATED — 1.7%
Allegheny Energy, Inc.†	6,300	309,582
CenterPoint Energy, Inc.	15,000	269,100
Dominion Resources, Inc.	3,600	319,572
Duke Energy Corp.	22,700	460,583
E.ON AG ADR	15,000	677,400
Edison International	350	17,195
Enel SPA ADR	8,000	428,000
Entergy Corp.	4,000	419,680
FPL Group, Inc.	9,200	562,764
Great Plains Energy, Inc.	2,300	74,635
Hawaiian Electric Industries, Inc.	2,800	72,772
Integrys Energy Group, Inc.	1,300	72,163
NiSource, Inc.	19,400	474,136
Pepco Holdings, Inc.	3,900	113,178
PG&E Corp.	6,500	313,755
Pinnacle West Capital Corp.	13,400	646,550
Progress Energy, Inc.	10,400	524,576
RWE AG ADR	4,000	424,800
SCANA Corp.	2,600	112,242
Xcel Energy, Inc.	24,900	614,781

		6,907,464

ELECTRIC-TRANSMISSION — 0.2%
National Grid PLC ADR	10,000	788,100

ELECTRONIC COMPONENTS-MISC. — 0.1%
Delta Electronics Thai PCL NVDR	141,000	61,620
Gentex Corp.	4,500	73,125
NAM TAI Electronics, Inc.	8,200	106,190
Technitrol, Inc.	4,300	112,617

		353,552

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.9%
Agere Systems, Inc.†	200	4,524
Broadcom Corp.†	10,000	320,700
Intel Corp.	19,600	374,948
International Rectifier Corp.†	700	26,747
Lattice Semiconductor Corp.†	10,000	58,500
LSI Logic Corp.†	4,500	46,980
MEMC Electronic Materials, Inc.†	4,000	242,320
Microchip Technology, Inc.	30,100	1,069,453
Microsemi Corp.†	5,600	116,536
NVIDIA Corp.	12,500	359,750

ON Semiconductor Corp.†	10,000	89,200
Pixelworks, Inc.†	16,400	27,060
QLogic Corp.†	3,000	51,000
Samsung Electronics Co., Ltd. GDR†*	900	273,825
SiRF Technology Holdings, Inc.†	1,500	41,640
STMicroelectronics NV	13,200	253,440
Texas Instruments, Inc.	6,100	183,610

		3,540,233

ELECTRONIC DESIGN AUTOMATION — 0.0%
Ansoft Corp.†	3,500	110,740
Synopsys, Inc.†	1,600	41,968

		152,708

ELECTRONIC FORMS — 0.1%
Adobe Systems, Inc.†	8,408	350,614

ELECTRONIC MEASUREMENT INSTRUMENTS — 0.1%
Itron, Inc.†	2,000	130,080
Tektronix, Inc.	5,000	140,800
Trimble Navigation, Ltd.†	2,000	53,680

		324,560

ELECTRONIC PARTS DISTRIBUTION — 0.1%
Arrow Electronics, Inc.†	6,400	241,600

ELECTRONICS-MILITARY — 0.1%
L-3 Communications Holdings, Inc.	3,700	323,639

ENGINEERING/R&D SERVICES — 0.1%
Jacobs Engineering Group, Inc.†	7,800	363,870

ENTERPRISE SOFTWARE/SERVICE — 0.3%
BEA Systems, Inc.†	28,000	324,520
BMC Software, Inc.†	16,800	517,272
Informatica Corp.†	1,500	20,145
Omnicell, Inc.†	1,400	29,288
Oracle Corp.†	1,500	27,195
SAP AG ADR	6,300	281,295
Sybase, Inc.†	2,000	50,560

		1,250,275

ENTERTAINMENT SOFTWARE — 0.0%
Electronic Arts, Inc.†	1,600	80,576

FINANCE-AUTO LOANS — 0.0%
United PanAm Financial Corp.†	900	11,250

FINANCE-CREDIT CARD — 0.0%
Capital One Financial Corp.	2,141	161,560

FINANCE-INVESTMENT BANKER/BROKER — 3.9%
AG Edwards, Inc.	3,500	242,130
Charles Schwab Corp.	17,700	323,733
Citigroup, Inc.	32,000	1,642,880
Credit Suisse Group ADR	15,000	1,077,450
Goldman Sachs Group, Inc	18,700	3,863,981
J.P. Morgan Chase & Co.	38,100	1,843,278
Lehman Brothers Holdings, Inc.	3,100	217,217
Macquarie Bank, Ltd. ADR	4,000	267,800
Morgan Stanley	51,800	4,079,768
Nomura Holdings, Inc. ADR	30,000	621,900
Piper Jaffray Cos., Inc.†	500	30,970
The Bear Stearns Cos., Inc.	2,500	375,875
UBS AG	24,500	1,456,035

		16,043,017

FINANCE-MORTGAGE LOAN/BANKER — 0.3%
Countrywide Financial Corp.	25,500	857,820
Freddie Mac	5,300	315,297

		1,173,117

FINANCIAL GUARANTEE INSURANCE — 0.3%
Ambac Financial Group, Inc.	3,700	319,643
MGIC Investment Corp.	13,201	777,803
PMI Group, Inc.	4,835	218,639

		1,316,085

FOOD-CANNED — 0.0%
Connors Bros. Income Fund	5,200	52,608

FOOD-CATERING — 0.0%
Centerplate, Inc.	4,500	73,170

FOOD-CONFECTIONERY — 0.2%
WM Wrigley Jr. Co.	12,300	626,439

FOOD-DAIRY PRODUCTS — 0.0%
Dean Foods Co.†	2,300	107,502

FOOD-MISC. — 0.7%
B&G Foods, Inc.	3,400	79,186
Cadbury Schweppes PLC ADR	6,300	323,631
Campbell Soup Co.	9,000	350,550
ConAgra Foods, Inc.	27,000	672,570
General Mills, Inc.	8,000	465,760
Kraft Foods, Inc., Class A	9,200	291,272
Nestle SA ADR	5,400	524,610

		2,707,579

FOOD-RETAIL — 0.5%
Dairy Farm International Holdings, Ltd. ADR	1,200	23,100
Safeway, Inc.	29,700	1,088,208
Tesco PLC ADR	14,700	385,140
The Kroger Co.	11,900	336,175

		1,832,623

FOOTWEAR & RELATED APPAREL — 0.1%
Steven Madden, Ltd.†	3,000	87,600
Wolverine World Wide, Inc.	3,400	97,138

		184,738

FORESTRY — 0.3%
Plum Creek Timber Co., Inc.	4,900	193,158
Weyerhaeuser Co.	10,700	799,718

		992,876

GAS-DISTRIBUTION — 0.1%
ONEOK, Inc.	2,400	108,000
Sempra Energy	3,800	231,838
Vectren Corp.	2,600	74,360

		414,198

HEALTH CARE COST CONTAINMENT — 0.1%
McKesson Corp.	3,400	199,036

HOME DECORATION PRODUCTS — 0.3%
Newell Rubbermaid, Inc.	42,000	1,305,780

HOSPITAL BEDS/EQUIPMENT — 0.0%
Hillenbrand Industries, Inc.	1,200	71,244

HOTELS/MOTELS — 0.5%
Hilton Hotels Corp.	21,200	762,352
Marriott International, Inc., Class A	18,000	881,280
Red Lion Hotels Corp.†	13,900	172,916
Starwood Hotels & Resorts Worldwide, Inc.	3,300	214,005

		2,030,553

HUMAN RESOURCES — 0.1%
AMN Healthcare Services, Inc.†	8,600	194,532
Robert Half International, Inc.	2,100	77,721

		272,253

IMPORT/EXPORT — 0.2%
Mitsubishi Corp. ADR	21,000	968,100

INDUSTRIAL AUTOMATED/ROBOTIC — 0.0%
Intermec, Inc.†	2,100	46,914

INDUSTRIAL GASES — 0.2%
Airgas, Inc.	5,800	244,470
Praxair, Inc.	5,800	365,168

		609,638

INSTRUMENTS-SCIENTIFIC — 0.4%
Applera Corp.	11,300	334,141
Dionex Corp.†	3,550	241,790
FEI Co.†	4,700	169,482
Thermo Fisher Scientific, Inc.†	17,000	794,750

		1,540,163

INSURANCE BROKER — 0.0%
Arthur J. Gallagher & Co.	2,600	73,658

INSURANCE-LIFE/HEALTH — 0.4%
AFLAC, Inc.	4,500	211,770
Lincoln National Corp.	3,300	223,707
Prudential Financial, Inc.	6,600	595,716
StanCorp Financial Group, Inc.	6,300	309,771
UnumProvident Corp.	7,400	170,422

		1,511,386

INSURANCE-MULTI-LINE — 1.6%
ACE, Ltd.	16,400	935,784
Allstate Corp.	7,100	426,426
AXA SA ADR	19,000	809,400
Hartford Financial Services Group, Inc.	10,600	1,013,148
HCC Insurance Holdings, Inc.	12,850	395,780
ING Groep NV ADR	27,000	1,142,910
Loews Corp.	6,800	308,924
MetLife, Inc.	8,600	543,090
United Fire & Casualty Co.	3,100	108,903
Zurich Financial Services AG ADR	28,000	807,800

		6,492,165

INSURANCE-PROPERTY/CASUALTY — 0.6%
Chubb Corp.	12,100	625,207
Fidelity National Title Group, Inc., Class A	29,970	719,580
Mercury General Corp.	100	5,304
SAFECO Corp.	6,900	458,367
Safety Insurance Group, Inc.	1,600	64,192
The Travelers Cos., Inc.	11,000	569,470
Zenith National Insurance Corp.	2,000	94,540

		2,536,660

INSURANCE-REINSURANCE — 0.4%
Aspen Insurance Holdings, Ltd.	25,000	1,350,000
Max Re Capital, Ltd.	6,500	165,620

		1,515,620

INTERNET APPLICATION SOFTWARE — 0.1%
Art Technology Group, Inc.†	41,575	96,454
WebEx Communications, Inc.†	2,400	136,464

		232,918

INTERNET CONTENT-INFORMATION/NEWS — 0.0%
Teranet Income Fund	8,800	71,574

INTERNET SECURITY — 0.0%
VeriSign, Inc.†	600	15,072

INVESTMENT COMPANIES — 0.1%
Ares Capital Corp.	6,000	109,020
MCG Capital Corp.	4,200	78,792

		187,812

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.6%
AllianceBernstein Holding LP	2,000	177,000
Ameriprise Financial, Inc.	8,000	457,120
Franklin Resources, Inc.	10,900	1,317,047
Legg Mason, Inc.	3,600	339,156

		2,290,323

LASERS-SYSTEM/COMPONENTS — 0.0%
Electro Scientific Industries, Inc.†	2,000	38,480
Rofin-Sinar Technologies, Inc.†	1,800	106,524

		145,004

MACHINE TOOLS & RELATED PRODUCTS — 0.1%
Lincoln Electric Holdings, Inc.	5,700	339,492

MACHINERY-CONSTRUCTION & MINING — 0.1%
Astec Industries, Inc.†	3,000	120,750
Bucyrus International, Inc.	2,400	123,600
Terex Corp.†	4,400	315,744

		560,094

MACHINERY-GENERAL INDUSTRIAL — 0.1%
IDEX Corp.	500	25,440
Manitowoc Co., Inc.	4,800	304,944

		330,384

MACHINERY-MATERIAL HANDLING — 0.0%
Cascade Corp.	1,800	107,784

MEDICAL INFORMATION SYSTEMS — 0.1%
IMS Health, Inc.	11,901	352,984

MEDICAL INSTRUMENTS — 0.6%
Edwards Lifesciences Corp.†	6,800	344,760
Intuitive Surgical, Inc.†	8,800	1,069,816
Kyphon, Inc.†	1,900	85,766
St. Jude Medical, Inc.†	21,000	789,810

		2,290,152

MEDICAL LABS & TESTING SERVICES — 0.2%
CML Healthcare Income Fund	6,200	77,064
Covance, Inc.†	5,800	344,172
Quest Diagnostics, Inc.	4,800	239,376

		660,612

MEDICAL LASER SYSTEMS — 0.0%
LCA-Vision, Inc.	1,300	53,547
Palomar Medical Technologies, Inc.†	1,500	59,925

		113,472

MEDICAL PRODUCTS — 1.1%
Accuray, Inc.†	75	1,668
Baxter International, Inc.	31,700	1,669,639
Becton, Dickinson & Co.	4,300	330,627
Johnson & Johnson	31,500	1,898,190
Mentor Corp.	2,500	115,000
Stryker Corp.	600	39,792
Varian Medical Systems, Inc.†	4,600	219,374
Zimmer Holdings, Inc.†	300	25,623

		4,299,913

MEDICAL-BIOMEDICAL/GENE — 0.8%
Affymetrix, Inc.†	500	15,035
American Oriental Bioengineering, Inc.†	900	8,451
Amgen, Inc.†	3,600	201,168
Celgene Corp.†	19,000	996,740
Digene Corp.†	1,900	80,579
Genentech, Inc.†	20,100	1,650,612
Martek Biosciences Corp.†	1,800	37,116
Myriad Genetics, Inc.†	3,400	117,164

		3,106,865

MEDICAL-DRUGS — 2.4%
Abbott Laboratories	22,550	1,258,290
Allergan, Inc.	3,268	362,160
AstraZeneca PLC ADR	10,400	557,960
Biovail Corp.	3,500	76,510
Bristol-Myers Squibb Co.	16,400	455,264
Eisai Co., Ltd. ADR	13,200	628,980
Eli Lilly & Co.	4,700	252,437
Forest Laboratories, Inc.†	5,500	282,920
GlaxoSmithKline PLC ADR	6,500	359,190
Merck & Co., Inc.	20,500	905,485
Novartis AG ADR	17,400	950,562
Pfizer, Inc.	21,100	532,986
Roche Holding AG ADR	8,600	761,100
Sanofi-Aventis ADR	14,400	626,544
Schering-Plough Corp.	33,000	841,830
Shire PLC ADR	14,000	866,600
ViroPharma, Inc.†	5,600	80,360

		9,799,178

MEDICAL-GENERIC DRUGS — 0.2%
Mylan Laboratories, Inc.	13,800	291,732
Teva Pharmaceutical Industries, Ltd. ADR	12,900	482,847
Watson Pharmaceuticals, Inc.†	2,000	52,860

		827,439

MEDICAL-HMO — 0.4%
Aetna, Inc.	16,600	726,914
Health Net, Inc.†	1,100	59,191
Sierra Health Services, Inc.†	3,700	152,329
WellPoint, Inc.†	7,500	608,250

		1,546,684

MEDICAL-HOSPITALS — 0.1%
Universal Health Services, Inc., Class B	5,600	320,656

MEDICAL-OUTPATIENT/HOME MEDICAL — 0.0%
Amedisys, Inc.†	2,800	90,804

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.4%
AmerisourceBergen Corp.	9,200	485,300
Cardinal Health, Inc.	16,600	1,210,970

		1,696,270

METAL PROCESSORS & FABRICATION — 0.2%
Dynamic Materials Corp.†	2,400	78,528
Ladish Co,. Inc.†	2,500	94,100
Precision Castparts Corp.	4,400	457,820
Sims Group, Ltd.	4,300	81,272
Timken Co.	2,500	75,775

		787,495

METAL-ALUMINUM — 0.0%
Alcoa, Inc.	4,300	145,770

MINING — 0.1%
Barrick Gold Corp.	8,500	242,675
Kingsgate Consolidated, Ltd.	30,551	117,414

		360,089

MISCELLANEOUS MANUFACTURING — 0.1%
Arctic Glacier Income Fund	6,900	75,963
Reddy Ice Holdings, Inc.	6,400	193,152

		269,115

MULTIMEDIA — 0.8%
McGraw-Hill Cos., Inc.	5,500	345,840
News Corp., Class B.	12,000	293,640
The Walt Disney Co.	24,200	833,206
Time Warner, Inc.	80,300	1,583,516

		3,056,202

NETWORKING PRODUCTS — 1.0%
Anixter International, Inc.†	2,100	138,474
Cisco Systems, Inc.†	153,700	3,923,961
Polycom, Inc.†	1,900	63,327

		4,125,762

NON-FERROUS METALS — 0.1%
Minara Resources, Ltd.	15,235	91,094
RTI International Metals, Inc.†	1,400	127,414

		218,508

NON-HAZARDOUS WASTE DISPOSAL — 0.3%
Allied Waste Industries, Inc.†	12,300	154,857
Republic Services, Inc.	14,950	415,909
Waste Connections, Inc.†	3,300	98,802
Waste Management, Inc.	12,300	423,243

		1,092,811

OFFICE AUTOMATION & EQUIPMENT — 0.2%
Canon, Inc. ADR	14,000	751,520

OFFICE FURNISHINGS-ORIGINAL — 0.1%
HNI Corp.	7,700	353,661

OFFICE SUPPLIES & FORMS — 0.0%
Avery Dennison Corp.	700	44,982

OIL & GAS DRILLING — 0.2%
GlobalSantaFe Corp.	5,400	333,072
Nabors Industries, Ltd.†	17,900	531,093

		864,165

OIL COMPANIES-EXPLORATION & PRODUCTION — 1.4%
Apache Corp.	17,300	1,223,110
Berry Petroleum Co., Class A	5,400	165,564
Cimarex Energy Co.	7,700	285,054
Daylight Resources Trust	9,200	76,903
Devon Energy Corp.	26,900	1,862,018
Enerplus Reserve Fund	1,400	59,108
Harvest Energy Trust	3,600	81,672
Noble Energy, Inc.	5,900	351,935
Penn West Energy Trust	6,000	176,280
Petroquest Energy, Inc.†	4,000	46,760
St. Mary Land & Exploration Co.	3,500	128,380
Talisman Energy, Inc.	19,300	338,908
Vermilion Energy Trust	5,100	139,593
Whiting Petroleum Corp.†	3,300	130,053
XTO Energy, Inc.	7,900	432,999
Zargon Energy Trust	2,500	56,106

		5,554,443

OIL COMPANIES-INTEGRATED — 2.2%
BP PLC ADR	3,100	200,725
Chevron Corp.	15,692	1,160,580
ConocoPhillips	10,800	738,180
ENI SPA ADR	11,200	726,096
Exxon Mobil Corp.	42,000	3,168,900
Hess Corp.	6,700	371,649
Marathon Oil Corp.	4,500	444,735
Occidental Petroleum Corp.	7,500	369,825
Repsol YPF SA ADR	12,200	409,188
Statoil ASA ADR	23,800	644,504
Total SA ADR	12,600	879,228

		9,113,610

OIL FIELD MACHINERY & EQUIPMENT — 0.1%
Dril-Quip, Inc.†	3,000	129,840
National-Oilwell Varco, Inc.†	5,600	435,624

		565,464

OIL REFINING & MARKETING — 0.1%
Tesoro Petroleum Corp.	400	40,172
Valero Energy Corp.	7,000	451,430

		491,602

OIL-FIELD SERVICES — 0.3%
Baker Hughes, Inc.	2,800	185,164
Schlumberger, Ltd.	11,000	760,100
Tidewater, Inc.	7,000	410,060

		1,355,324

PAPER & RELATED PRODUCTS — 0.1%
International Paper Co.	5,800	211,120
Kimberly-Clark de Mexico SAB de CV ADR	3,600	79,740
Xerium Technologies, Inc.†	8,700	69,774

		360,634

PHARMACY SERVICES — 0.2%
Express Scripts, Inc.†	2,900	234,088
Medco Health Solutions, Inc.†	5,400	391,662

		625,750

PIPELINES — 0.2%
El Paso Corp.	7,000	101,290
Enterprise Productions Partners LP	3,100	98,580
Kinder Morgan Energy Partners LP	3,400	179,112
Questar Corp.	900	80,289
Williams Cos., Inc	10,100	287,446

		746,717

POWER CONVERTER/SUPPLY EQUIPMENT — 0.1%
Advanced Energy Industries, Inc.†	5,600	117,824
Hubbell, Inc., Class B	1,500	72,360

		190,184

PUBLISHING-NEWSPAPERS — 0.0%
GateHouse Media, Inc.	3,800	77,140
McClatchy Co., Class A	1,511	47,763

		124,903

PUBLISHING-PERIODICALS — 0.0%
Idearc, Inc.	1,095	38,435

RADIO — 0.0%
Entercom Communications Corp.	3,800	107,084

REAL ESTATE INVESTMENT TRUSTS — 4.1%
Acadia Realty Trust.	1,500	39,105
Alexandria Real Estate Equities, Inc.	1,600	160,592
AMB Property Corp.	8,600	505,594
Archstone-Smith Trust	10,000	542,800
AvalonBay Communities, Inc.	8,400	1,092,000
BioMed Realty Trust, Inc.	2,100	55,230
Boston Properties, Inc.	8,800	1,033,120
BRE Properties, Inc., Class A	2,500	157,875
Camden Property Trust	3,300	232,023
Corporate Office Properties Trust	2,000	91,360
DCT Industrial Trust, Inc.	4,700	55,601
Developers Diversified Realty Corp.	2,100	132,090
DiamondRock Hospitality Co.	2,400	45,600
Digital Realty Trust, Inc.	3,800	151,620
Douglas Emmett, Inc.	10,300	262,959
Duke Realty Corp.	2,000	86,940
Entertainment Properties Trust	5,100	307,275
Equity Inns, Inc.	5,100	83,538
Equity Residential	8,500	409,955
Essex Property Trust, Inc.	4,000	517,920
Federal Realty Investment Trust	4,000	362,480
General Growth Properties, Inc.	6,700	432,619
Health Care Property Investors, Inc.	43,915	1,582,257
Hospitality Properties Trust	1,600	74,880
Host Marriott Corp.	24,900	655,119
iStar Financial, Inc.	1,500	70,245
Kilroy Realty Corp.	2,500	184,375
Kimco Realty Corp.	14,481	705,804

LaSalle Hotel Properties	2,400	111,264
Medical Properties Trust, Inc.	4,800	70,512
National Retail Properties, Inc.	3,000	72,570
Nationwide Health Properties, Inc.	30,200	944,052
Omega Healthcare Investors, Inc.	3,700	63,455
ProLogis	16,600	1,077,838
Public Storage, Inc.	9,300	880,431
Redwood Trust, Inc.	4,600	240,028
Regency Centers Corp.	1,100	91,905
Simon Property Group, Inc.	8,400	934,500
SL Green Realty Corp.	5,000	685,900
Tanger Factory Outlet Centers, Inc.	1,000	40,390
Taubman Centers, Inc.	2,400	139,176
The Macerich Co.	1,500	138,540
Ventas, Inc.	6,500	273,845
Vornado Realty Trust	7,200	859,248

		16,654,630

REAL ESTATE OPERATIONS & DEVELOPMENT — 0.3%
Brookfield Asset Management, Inc. Class A	16,000	836,160
Brookfield Properties Corp.	7,100	286,130

		1,122,290

RECREATIONAL CENTERS — 0.0%
Life Time Fitness, Inc.†	2,400	123,384

RENTAL AUTO/EQUIPMENT — 0.1%
Aaron Rents, Inc.	13,600	359,584
McGrath Rentcorp	4,000	126,680

		486,264

RESPIRATORY PRODUCTS — 0.0%
ResMed, Inc.†	2,000	100,740

RETAIL-APPAREL/SHOE — 0.3%
Aeropostale, Inc.†	1,500	60,345
Genesco, Inc.†	3,100	128,743
Men’s Wearhouse, Inc.	2,800	131,740
Nordstrom, Inc.	13,200	698,808
Tween Brands, Inc.†	2,600	92,872

		1,112,508

RETAIL-AUTOMOBILE — 0.0%
Copart, Inc.†	3,500	98,035

RETAIL-BUILDING PRODUCTS — 0.1%
Lowe’s Cos., Inc.	13,800	434,562

RETAIL-CONVENIENCE STORE — 0.0%
The Pantry, Inc.†	1,100	49,742

RETAIL-DISCOUNT — 0.3%
Big Lots, Inc.†	9,500	297,160
Costco Wholesale Corp.	7,400	398,416
Target Corp.	11,700	693,342

		1,388,918

RETAIL-DRUG STORE — 1.0%
CVS Corp.	105,256	3,593,440
Walgreen Co.	14,000	642,460

		4,235,900

RETAIL-JEWELRY — 0.2%
Signet Group PLC ADR	10,000	250,200
Tiffany & Co.	7,800	354,744

		604,944

RETAIL-MAJOR DEPARTMENT STORES — 0.4%
J.C. Penney Co., Inc.	4,400	361,504
Saks, Inc.†	60,800	1,267,072

		1,628,576

RETAIL-PETROLEUM PRODUCTS — 0.0%
Suburban Propane Partners, LP.	2,400	105,600

RETAIL-REGIONAL DEPARTMENT STORES — 0.5%
Federated Department Stores, Inc.	10,800	486,540
Kohl’s Corp.†	21,500	1,647,115

		2,133,655

RETAIL-RESTAURANTS — 0.8%
Ark Restaurants Corp.	2,200	74,514
Mccormick & Schmick’s Seafood Restaurants, Inc.†	200	5,362
McDonald’s Corp.	59,300	2,671,465
Papa John’s International, Inc.†	6,800	199,920
Starbucks Corp.†	10,000	313,600
Yum! Brands, Inc.	2,700	155,952

		3,420,813

RETAIL-SPORTING GOODS — 0.0%
Hibbett Sports, Inc.†	3,300	94,347

RUBBER-TIRES — 0.2%
Continental AG ADR	4,800	619,200

SAVINGS & LOANS/THRIFTS — 0.4%
Dime Community Bancshares	2,500	33,075
Washington Federal, Inc.	31,459	738,028
Washington Mutual, Inc.	22,800	920,664

		1,691,767

SEMICONDUCTOR EQUIPMENT — 0.1%
Applied Materials, Inc.	18,900	346,248
ATMI, Inc.†	3,400	103,938
KLA-Tencor Corp.	1,100	58,652
Novellus Systems, Inc.†	1,200	38,424

		547,262

SEMICONDUCTORS COMPONENTS-INTERGRATED CIRCUITS — 0.1%
Atmel Corp.†	52,000	261,560
Emulex Corp.†	5,300	96,937
Exar Corp.†	700	9,268
Linear Technology Corp.	5,900	186,381
Maxim Integrated Products, Inc.	800	23,520

		577,666

STEEL-PRODUCERS — 0.4%
Arcelor Mittal, Class A NY Reg Shares	10,000	528,900
Chaparral Steel Co.	1,700	98,889
Nucor Corp.	6,000	390,780
POSCO ADR	3,500	363,825
Reliance Steel & Aluminum Co.	700	33,880
Schnitzer Steel Industries, Inc, Class A	5,050	202,858

		1,619,132

STEEL-SPECIALTY — 0.3%
Allegheny Technologies, Inc.	12,600	1,344,294

STORAGE/WAREHOUSING — 0.0%
Versacold Income Fund Units	14,100	122,375

TELECOM SERVICES — 0.3%
BCE, Inc.	14,100	398,748
Clearwire Corp. Class A†	100	2,047
Embarq Corp.	7,600	428,260
Iowa Telecommunications Services, Inc.	3,700	74,000
USA Mobility, Inc.†	8,600	171,398

		1,074,453

TELECOMMUNICATION EQUIPMENT — 0.2%
Alcatel-Lucent ADR	48,100	568,542
CommScope, Inc.†	4,000	171,600
Vtech Holdings, Ltd. ADR	1,200	85,620

		825,762

TELEPHONE-INTEGRATED — 1.6%
ALLTEL Corp.	5,800	359,600
AT&T, Inc.	86,800	3,422,524
Deutsche Telekom AG ADR	2,800	46,284
France Telecom SA ADR	2,200	58,080
Nippon Telegraph & Telephone Corp. ADR	8,900	235,049
Sprint Nextel Corp.	15,400	291,984
Telstra Corp., Ltd. ADR.	5,000	94,450
Verizon Communications, Inc.	35,500	1,346,160
Windstream Corp.	33,753	495,832

		6,349,963

TELEVISION — 0.1%
CBS Corp., Class B	9,200	281,428

TEXTILE-APPAREL — 0.0%
Cherokee, Inc.	1,700	73,202

THERAPEUTICS — 0.9%
Amylin Pharmaceuticals, Inc.†	900	33,624
CV Therapeutics, Inc.†	3,800	29,906
Dendreon Corp.†	5,100	65,943
Gilead Sciences, Inc.†	42,500	3,251,250
Isis Pharmaceuticals, Inc.†	7,000	64,890
Progenics Pharmaceuticals, Inc.†	4,000	94,720
Theravance, Inc.†	3,800	112,100

		3,652,433

TOBACCO — 0.8%
Altria Group, Inc.	21,300	1,870,353
British American Tobacco PLC ADR	10,300	649,312
Imperial Tobacco Group PLC ADR	5,600	502,544
UST, Inc.	6,000	347,880

		3,370,089

TOOLS-HAND HELD — 0.0%
Black & Decker Corp.	1,500	122,430

TOYS — 0.2%
Hasbro, Inc.	2,600	74,412
Mattel, Inc.	19,700	543,129

		617,541

TRANSACTIONAL SOFTWARE — 0.0%
VeriFone Holdings, Inc.†	2,900	106,517

TRANSPORT-EQUIPMENT & LEASNG — 0.0%
Greenbrier Companies, Inc.	3,500	93,450

TRANSPORT-MARINE — 0.1%
A/S Dampskibsselskabet Torm ADR.	1,700	117,555
Alexander & Baldwin, Inc	1,500	75,660
American Commercial Lines, Inc.†	2,600	81,770

		274,985

TRANSPORT-RAIL — 0.2%
Norfolk Southern Corp	4,200	212,520
Union Pacific Corp	4,300	436,665

		649,185

TRANSPORT-SERVICES — 0.2%
Expeditors International of Washington, Inc.	7,000	289,240
FedEx Corp.	3,300	354,519
Hub Group, Inc., Class A†	3,400	98,566

		742,325

TRAVEL SERVICE — 0.0%
Ambassadors Group, Inc.	4,300	142,932

ULTRA SOUND IMAGING SYSTEMS — 0.0%
SonoSite, Inc.†	6,000	169,560

VETERINARY DIAGNOSTICS — 0.1%
VCA Antech, Inc.†	4,813	174,760

VETERINARY PRODUCTS — 0.0%
PetMed Express, Inc.†	2,900	34,365

WATER — 0.0%
California Water Service Group	200	7,664

WEB PORTALS/ISP — 1.0%
Google, Inc., Class A†	6,425	2,943,678
Yahoo!, Inc.†	29,700	929,313

		3,872,991

WIRE & CABLE PRODUCTS — 0.0%
General Cable Corp.†	2,900	154,947

WIRELESS EQUIPMENT — 0.4%
Nokia Oyj ADR.	18,500	424,020
QUALCOMM, Inc.	30,600	1,305,396

		1,729,416

Total Common Stock (cost $243,424,280)		271,412,599

Asset-Backed Securities — 1.5%
DIVERSIFIED FINANCIAL SERVICES — 1.5%
Banc of America Mtg. Securities, Inc. Series 2004-4, Class 2A1 5.50% due 05/25/34 (2)	1,205,628	1,188,911
Countrywide Alternative Loan Trust Series 2003-13T1, Class A1 4.00% due 08/25/33 (2)	221,142	217,151
Countrywide Home Loans Series 2003-50, Class A1 5.00% due 11/25/18 (2)	818,677	802,826

Countrywide Home Loans Series 2004-4, Class A5 5.25% due 05/25/34 (2)	1,500,000	1,478,105
CS First Boston Mtg. Securities Corp. Series 2003-8, Class 1A1 5.75% due 04/25/33 (2)	1,004,963	996,138
Prime Mtg. Trust Series 2004-2, Class A2 4.75% due 11/25/19 (2)	1,050,842	1,019,481
WFS Financial Owner Trust Series 2004-3, Class A4 5.80% due 02/17/12	250,000	247,463

		5,950,075

U.S. GOVERNMENT AGENCIES — 0.0%
Vendee Mtg. Trust Series 2000-3, Class 2H 7.50% due 11/15/14	201,918	201,597

Total Asset Backed Securities (cost $6,270,251)		6,151,672

Convertible Bonds & Notes — 0.1%
THERAPEUTICS — 0.1%
CV Therapeutics, Inc. Senior Sub. Debentures 2.00% due 05/16/23 (cost $420,860)	500,000	423,750

Corporate Bonds & Notes — 7.6%
AEROSPACE/DEFENSE — 0.1%
Lockheed Martin Corp. Notes 6.15% due 09/01/36	500,000	518,750

AIRLINES — 0.0%
Northwest Airlines, Inc. Company Guar. Sec. Pass Through Certificates Series 96-1 8.97% due 01/02/15 (4)	26,006	7,802

BANKS-SUPER REGIONAL — 0.2%
Wells Fargo & Co. Sub. Notes 4.63% due 04/15/14	750,000	715,792

CABLE TV — 0.1%
FrontierVision Operating Partnership LP Senior Sub. Notes 11.00% due 10/15/49 (4)	500,000	42,500
Tele-Communications, Inc. Senior Notes 7.88% due 08/01/13	500,000	559,898

		602,398

CASINO HOTELS — 0.6%
Caesars Entertainment, Inc. Senior Notes 7.50% due 09/01/09	750,000	783,750
Riviera Holdings Corp. Company Guar. Notes 11.00% due 06/15/10	1,500,000	1,563,750

		2,347,500

CASINO SERVICES — 0.3%
OED Corp. / Diamond Jo LLC Company Guar. 8.75% due 04/15/12	1,250,000	1,240,625

CONTAINERS-PAPER/PLASTIC — 0.1%
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	500,000	500,000

ELECTRIC-INTEGRATED — 1.3%
Illinois Power Co. 1st Mtg. Bonds 7.50% due 06/15/09	670,000	679,351
Metropolitan Edison Co. Sec. Notes 4.95% due 03/15/13	500,000	484,226
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	1,000,000	1,015,000
Pacific Gas & Electric Co. Notes 4.20% due 03/01/11	500,000	484,531
Pacificorp 1st Mtg. Bonds 5.25% due 06/15/35	1,000,000	914,826
Public Service Co. of New Mexico Senior Sub. Notes 4.40% due 09/15/08	500,000	493,789
Texas-New Mexico Power Co. Senior Notes 6.25% due 01/15/09	500,000	507,544
TXU Electric Delivery Co. Debentures 7.00% due 09/01/22	500,000	535,637

		5,114,904

ENERGY-ALTERNATE SOURCES — 0.0%
Covanta Energy Corp. 9.25% due 03/01/22 (3)(4)	1,500,000	0
Ogden Corp. 9.25% due 03/01/22 (3)(4)	1,500,000	0

		0

FINANCE-COMMERCIAL — 0.1%
CIT Group, Inc. Senior Notes 7.38% due 04/02/07	500,000	500,000

FINANCE-INVESTMENT BANKER/BROKER — 0.9%
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	1,180,000	1,151,987
Jefferies Group, Inc. Senior Notes 7.75% due 03/15/12	500,000	546,105

Legg Mason, Inc. Senior Notes 6.75% due 07/02/08	500,000	507,252
Merrill Lynch & Co., Inc. Senior Notes 6.00% due 02/17/09	1,000,000	1,014,914
Morgan Stanley Senior Notes 6.25% due 08/09/26	500,000	513,309

		3,733,567

FOOD-RETAIL — 0.2%
Fred Meyer, Inc. Company Guar. Notes 7.45% due 03/01/08	800,000	815,225

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.4%
Cardinal Health, Inc. Notes 6.25% due 07/15/08	225,000	227,312
Cardinal Health, Inc. Senior Notes 6.75% due 02/15/11	1,500,000	1,577,232

		1,804,544

MULTIMEDIA — 0.4%
Cox Enterprises, Inc. Notes 7.88% due 09/15/10*	1,500,000	1,611,568

NON-HAZARDOUS WASTE DISPOSAL — 0.3%
Allied Waste North America, Inc. Senior Notes 7.88% due 04/15/13	750,000	778,125
Waste Management, Inc. Senior Notes 7.38% due 08/01/10	500,000	531,916

		1,310,041

OIL COMPANIES-INTEGRATED — 0.2%
Petro-Canada Notes 4.00% due 07/15/13	1,000,000	917,680

OIL REFINING & MARKETING — 0.3%
Tesoro Corp. Company Guar. 6.25% due 11/01/12	1,000,000	1,013,750

OIL-FIELD SERVICES — 0.2%
Hanover Compressor Co. Senior Notes 4.75% due 03/15/08	750,000	727,500

PIPELINES — 0.8%
El Paso Natural Gas Co. Debentures 7.50% due 11/15/26	1,500,000	1,673,547
El Paso Natural Gas Co. Senior Notes 7.63% due 08/01/10	250,000	260,895
El Paso Natural Gas Co. Bonds 8.38% due 06/15/32	500,000	616,023
Southern Natural Gas Co. Notes 8.00% due 03/01/32	500,000	593,913

		3,144,378

PUBLISHING-BOOKS — 0.3%
Reed Elsevier Capital Company Guar. Notes 6.75% due 08/01/11	1,000,000	1,051,985

REAL ESTATE INVESTMENT TRUSTS — 0.4%
Health Care Property Investors, Inc. Senior Notes 6.00% due 03/01/15	750,000	752,118
Shurgard Storage Centers, Inc. Notes 5.88% due 03/15/13	1,000,000	1,030,201

		1,782,319

SPECIAL PURPOSE ENTITY — 0.1%
CCM Merger, Inc. Notes 8.00% due 08/01/13*	250,000	251,250

TELECOM SERVICES — 0.3%
Qwest Corp. Notes 8.88% due 03/15/12	1,000,000	1,105,000

Total Corporate Bonds & Notes (cost $29,743,915)		30,816,578

Foreign Corporate Bonds & Notes — 0.5%
CRUISE LINES — 0.2%
Carnival Corp. Company Guar. Notes 3.75% due 11/15/07	250,000	247,636
Royal Caribbean Cruises, Ltd. Senior Notes 8.75% due 02/02/11	500,000	547,496

		795,132

TELEPHONE-INTEGRATED — 0.3%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.00% due 06/15/10	1,000,000	1,084,016

Total Foreign Corporate Bonds & Notes (cost $1,816,036)		1,879,148

Foreign Government Agencies — 0.2%
SOVEREIGN — 0.2%
Federal Republic of Brazil Notes 8.00% due 01/15/18 (cost $677,340)	791,000	893,435

U.S. Government Agencies — 16.3%
FEDERAL HOME LOAN MTG. CORP. — 7.2%
4.50% due 01/01/19	888,600	862,645
4.50% due 07/01/19	1,046,517	1,014,482

4.50% due 06/01/35	1,342,181	1,262,230
5.00% due 06/01/33	584,373	566,598
5.00% due 08/01/33	1,625,505	1,575,326
5.00% due 05/01/34	2,591,105	2,508,898
5.00% due 04/01/35	823,524	797,397
5.00% due 10/01/35	922,278	892,234
5.00% due 02/01/36	751,082	726,615
5.50% due 11/01/17	243,279	244,385
5.50% due 01/01/18	383,192	384,934
5.50% due 11/01/18	472,691	474,724
5.50% due 07/01/19	515,956	517,267
5.50% due 05/01/31	287,626	285,263
5.50% due 10/15/31	2,000,000	2,001,111
5.50% due 11/01/32	693,362	687,745
5.50% due 04/01/33	1,050,942	1,042,439
5.50% due 08/01/33	547,126	543,378
5.50% due 12/01/33	887,788	880,551
5.50% due 01/01/34	1,891,331	1,874,630
5.50% due 11/01/34	1,110,975	1,101,164
5.50% due 09/01/35	1,083,932	1,073,668
5.50% due 01/01/36	913,761	905,108
5.50% due 04/01/36	950,362	940,426
6.00% due 04/01/17	194,528	198,022
6.00% due 05/01/17	341,502	347,631
6.00% due 05/01/31	157,299	159,535
6.00% due 09/01/32	92,183	93,404
6.00% due 12/01/33	656,543	665,813
6.00% due 05/01/34	654,730	661,722
6.00% due 01/01/35	1,296,708	1,307,001
6.07% due 03/01/37 (6)	1,000,000	1,012,697
6.50% due 02/01/14	129,778	132,895
6.50% due 05/15/30	678,797	680,528
6.50% due 01/01/32	280,001	288,319
7.00% due 02/01/15	30,460	31,410
7.00% due 03/01/15	82,672	85,338
7.00% due 06/01/15	37,017	38,262
7.00% due 12/01/15	7,013	7,249
7.00% due 03/01/16	97,590	100,872
7.00% due 02/01/27	80,996	84,246
7.00% due 05/01/30	201	209
7.00% due 01/01/32	71,977	74,772
7.50% due 12/01/30	98,670	103,212
7.50% due 01/01/31	121,575	127,171
7.50% due 02/01/31	21,948	22,959
8.00% due 08/01/30	14,151	14,895

		29,401,380

FEDERAL NATIONAL MTG. ASSOC. — 7.8%
3.25% due 11/15/07	1,000,000	988,119
4.00% due 09/01/18	1,303,674	1,234,097
4.00% due 10/01/18	2,979,994	2,820,954
4.50% due 12/01/18	563,121	546,960
4.50% due 11/01/19	1,095,296	1,061,812
5.00% due 08/25/23 (6)	271,895	268,376
5.00% due 01/01/18	1,065,625	1,053,713
5.00% due 06/01/18	953,263	943,155
5.00% due 10/01/18	690,089	682,605
5.00% due 12/01/19	967,457	955,548
5.00% due 04/01/34	1,373,975	1,329,857
5.00% due 06/01/34	870,028	842,092
5.50% due 01/01/17	402,787	406,644
5.50% due 02/01/33	1,028,535	1,022,330
5.50% due 05/01/33	549,286	545,017
5.50% due 06/01/33	894,589	887,637
5.50% due 02/01/34	1,497,984	1,482,233
5.50% due 04/01/34	493,319	488,991
5.50% due 08/01/34	745,189	736,735
5.50% due 09/01/34	1,158,189	1,145,533
5.50% due 01/01/35	804,356	797,298
5.50% due 02/01/35	771,630	764,347
5.50% due 03/01/35	996,412	987,670
5.80% due 07/16/13(7)	1,000,000	999,502
6.00% due 08/01/18	80,542	82,119
6.00% due 10/01/22	430,593	437,850
6.00% due 05/01/31	253,163	256,595
6.00% due 08/01/31	453,960	460,112
6.00% due 04/01/32	278,815	282,322
6.00% due 01/01/34	542,626	549,106
6.00% due 09/01/34	819,507	827,767
6.00% due 10/01/35	788,180	794,573
6.25% due 02/01/11	1,000,000	1,049,015
6.50% due 06/01/19	68,431	70,744
6.50% due 09/01/24	128,554	131,795
6.50% due 09/01/25	20,298	20,830
6.50% due 11/01/25	41,526	42,622
6.50% due 05/01/26	27,728	28,499
6.50% due 11/01/27	1,521	1,569
6.50% due 07/01/29	281,354	289,752
6.50% due 07/01/31	11,454	11,798
6.50% due 01/01/32	71,378	73,522
6.50% due 03/01/32	333,420	342,962
6.50% due 04/01/32	445,397	457,922
6.50% due 12/01/32	179,994	185,056
6.50% due 07/01/34	347,613	356,710
7.00% due 05/01/15	2,978	3,070
7.00% due 12/01/15	5,277	5,439
7.00% due 01/01/16	57,752	59,533
7.00% due 04/01/16	20,678	21,311
7.00% due 05/01/29	43,755	45,603
7.00% due 09/01/29	41,043	42,776
7.00% due 12/01/29	8,308	8,659
7.00% due 01/01/31	18,227	19,041
7.00% due 07/01/31	61,708	64,309
7.00% due 04/25/32	682,615	710,273
7.50% due 02/01/16	242,869	250,464
7.50% due 11/01/30	110,166	113,640
7.50% due 01/01/31	194,187	203,151
7.50% due 02/01/31	56,860	59,473
7.50% due 03/01/31	107,128	110,734
8.00% due 01/01/16	403,914	422,818

		31,884,759

GOVERNMENT NATIONAL MTG. ASSOC. — 1.3%
4.50% due 08/20/32	123,041	119,068
5.50% due 07/20/33	806,298	801,678
5.50% due 02/20/34	565,987	562,585
5.50% due 03/20/34	545,434	542,155

6.00% due 05/20/32	241,284	244,737
6.00% due 07/20/33	478,053	486,027
6.00% due 08/15/34	888,171	900,636
6.50% due 11/15/23	153,918	158,197
6.50% due 12/15/23	428,215	440,120
6.50% due 02/15/24	105,687	108,612
6.50% due 03/20/27	9,400	9,666
6.50% due 04/20/27	52,223	53,701
6.50% due 07/15/32	174,157	179,023
6.50% due 04/20/34	320,934	328,876
7.00% due 12/15/22	22,088	23,064
7.00% due 05/15/23	8,402	8,785
7.00% due 06/15/23	9,091	9,504
7.00% due 12/15/23	24,152	25,234
7.00% due 04/15/28	25,158	26,318
7.50% due 08/15/30	17,042	17,794
7.50% due 09/15/30	8,650	9,032
7.50% due 11/15/30	48,146	50,271
7.50% due 01/15/31	43,029	44,920

		5,150,003

Total U.S. Government Agencies (cost $67,396,559)		66,436,142

U.S. Government Treasuries — 2.5%
UNITED STATES TREASURY BONDS — 0.5%
4.50% due 02/15/36	500,000	471,406
5.38% due 02/15/31	1,350,000	1,439,227

		1,910,633

UNITED STATES TREASURY NOTES — 2.0%
3.25% due 08/15/08	500,000	489,922
3.50% due 12/15/09	1,000,000	973,320
4.00% due 11/15/12	3,000,000	2,921,250
4.25% due 08/15/14	2,000,000	1,955,078
5.13% due 05/15/16	2,000,000	2,067,890

		8,407,460

Total U.S. Government Treasuries (cost $10,470,652)		10,318,093

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $360,219,893)		388,331,417

REPURCHASE AGREEMENT — 4.4%
Repurchase agreement with State Street Bank & Trust Co., bearing interest at 4.60%, dated 03/31/07, to be repurchased 04/02/07 in the amount of $17,793,818 and collateralized by U.S. Treasury Bonds, bearing interest at 8.125%, due 05/15/21 and having an approximate value of $18,145,855 (cost $17,787,000)	17,787,000	17,787,000

TOTAL INVESTMENTS (cost $378,006,893) (8)	99.8%	406,118,417
Other assets less liabilities	0.2	797,481

NET ASSETS	100.0%	$406,915,898

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2007, the aggregate value of these securities was $2,136,643 representing 0.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Consists of more than one class of securities traded together as a unit.

(2)	Collateralized Mortgaged Obligation

(3)	Illiquid Security

(4)	Fair valued security; see Note 1

(5)	Bond in default

(6)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2007

(7)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(8)	See Note 3 for cost of investments on a tax basis

ADR	— American Depository Receipt

GDR	— Global Depository Receipt
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
GROWTH AND INCOME PORTFOLIO
Portfolio Of Investments — March 31, 2007
(unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)

Common Stock — 98.2%
AEROSPACE/DEFENSE — 1.2%
Boeing Co.	1,165	$103,580
General Dynamics Corp.	1,370	104,668

		208,248

AEROSPACE/DEFENSE-EQUIPMENT — 0.7%
United Technologies Corp.	1,860	120,900

APPAREL MANUFACTURER — 0.6%
Carter’s, Inc.†	4,200	106,428

APPLICATIONS SOFTWARE — 2.0%
Microsoft Corp.	12,000	334,440

ATHLETIC FOOTWEAR — 0.6%
NIKE, Inc., Class B	1,000	106,260

BANKS-FIDUCIARY — 1.8%
State Street Corp.	4,645	300,764

BANKS-SUPER REGIONAL — 4.3%
Bank of America Corp.	6,840	348,977
PNC Financial Services Group, Inc.	5,265	378,922

		727,899

BEVERAGES-NON-ALCOHOLIC — 0.7%
PepsiCo, Inc.	1,760	111,866

CELLULAR TELECOM — 0.7%
America Movil SA de CV, Series L ADR	2,600	124,254

COAL — 0.3%
Peabody Energy Corp.	1,200	48,288

COMMERCIAL SERVICES — 0.8%
Alliance Data Systems Corp.†	2,100	129,402

COMPUTERS — 2.5%
Apple Computer, Inc.†	200	18,582
Hewlett-Packard Co.	4,490	180,229
International Business Machines Corp.	1,800	169,668
Research In Motion, Ltd.†	370	50,501

		418,980

COMPUTERS-MEMORY DEVICES — 2.1%
EMC Corp.†	25,485	352,967

CONSULTING SERVICES — 1.6%
Accenture Ltd., Class A	6,925	266,890

COSMETICS & TOILETRIES — 1.6%
Colgate-Palmolive Co.	2,300	153,617
Procter & Gamble Co.	1,820	114,951

		268,568

DATA PROCESSING/MANAGEMENT — 0.5%
Automatic Data Processing, Inc.	1,860	90,024

DIVERSIFIED MANUFACTURED OPERATIONS — 4.0%
Danaher Corp.	2,125	151,831
Dover Corp.	900	43,929
General Electric Co.	13,575	480,012

		675,772

DIVERSIFIED MINERALS — 2.6%
Companhia Vale do Rio Doce ADR	11,810	436,852

E-COMMERCE/SERVICES — 0.7%
Priceline.com, Inc.†	2,250	119,835

ELECTRIC-INTEGRATED — 4.3%
American Electric Power Co., Inc.	9,910	483,113
Dominion Resources, Inc.	1,360	120,727
Exelon Corp.	1,000	68,710
MDU Resources Group, Inc.	2,000	57,480

		730,030

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.4%
MEMC Electronic Materials, Inc.†	1,000	60,580

ELECTRONIC CONNECTORS — 0.6%
Amphenol Corp., Class A	1,600	103,312

ELECTRONIC FORMS — 1.5%
Adobe Systems, Inc.†	6,140	256,038

ENGINEERING/R&D SERVICES — 0.6%
Fluor Corp.	1,190	106,767

ENTERPRISE SOFTWARE/SERVICE — 0.7%
Oracle Corp.†	6,200	112,406

FINANCE-INVESTMENT BANKER/BROKER — 6.6%
Citigroup, Inc.	8,287	425,455
E*TRADE Financial Corp.†	8,300	176,126
Goldman Sachs Group, Inc.	800	165,304
Merrill Lynch & Co., Inc.	2,660	217,242
UBS AG	2,345	139,363

		1,123,490

FINANCE-OTHER SERVICES — 0.3%
Nasdaq Stock Market, Inc.†	1,900	55,879

FOOD-MISC. — 0.3%
General Mills, Inc.	1,000	58,220

HOME DECORATION PRODUCTS — 0.3%
Newell Rubbermaid, Inc.	1,815	56,428

HUMAN RESOURCES — 0.6%
Manpower, Inc.	1,500	110,655

INSTRUMENTS-SCIENTIFIC — 0.5%
Waters Corp.†	1,600	92,800

INSURANCE-MULTI-LINE — 1.0%
ACE, Ltd.	2,920	166,615

INSURANCE-PROPERTY/CASUALTY — 1.0%
W.R. Berkley Corp.	4,980	164,938

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 1.7%
Affiliated Managers Group, Inc.†	1,300	140,855
Franklin Resources, Inc.	1,200	144,996

		285,851

MACHINERY-CONSTRUCTION & MINING — 3.1%
Caterpillar, Inc.	3,860	258,736
Joy Global, Inc.	3,585	153,796
Terex Corp.†	1,600	114,816

		527,348

MACHINERY-PUMPS — 0.7%
Graco, Inc.	3,100	121,396

MEDICAL INSTRUMENTS — 2.4%
Medtronic, Inc.	6,895	338,269
St. Jude Medical, Inc.†	2,000	75,220

		413,489

MEDICAL-BIOMEDICAL/GENE — 2.7%
Amgen, Inc.†	2,430	135,788
Genentech, Inc.†	1,980	162,598

Genzyme Corp.†	2,700	$162,054

		460,440

MEDICAL-DRUGS — 3.8%
Abbott Laboratories	1,815	101,277
Cephalon, Inc.†	1,700	121,057
Eisai Co., Ltd. ADR	1,310	62,421
Eli Lilly & Co.	2,225	119,505
Sanofi-Aventis ADR	2,480	107,905
Schering-Plough Corp.	5,345	136,351

		648,516

MEDICAL-GENERIC DRUGS — 0.5%
Teva Pharmaceutical Industries, Ltd. ADR	2,100	78,603

MEDICAL-HMO — 3.6%
Coventry Health Care, Inc.†	1,400	78,470
Health Net, Inc.†	2,500	134,525
UnitedHealth Group, Inc.	4,700	248,959
WellPoint, Inc.†	1,915	155,306

		617,260

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.4%
Cardinal Health, Inc.	1,000	72,950

METAL PROCESSORS & FABRICATION — 1.4%
Precision Castparts Corp.	2,300	239,315

METAL-DIVERSIFIED — 0.2%
Freeport-McMoRan Copper & Gold, Inc., Class B	400	26,476

MULTIMEDIA — 0.7%
Viacom, Inc., Class B†	3,025	124,358

NETWORKING PRODUCTS — 1.9%
Cisco Systems, Inc.†	12,495	318,997

OIL & GAS DRILLING — 3.6%
GlobalSantaFe Corp.	8,805	543,092
Patterson-UTI Energy, Inc.	3,300	74,052

		617,144

OIL COMPANIES-EXPLORATION & PRODUCTION — 2.3%
EOG Resources, Inc.	4,500	321,030
Woodside Petroleum, Ltd. ADR	2,400	75,960

		396,990

OIL COMPANIES-INTEGRATED — 4.6%
ConocoPhillips	2,845	194,456
Exxon Mobil Corp.	7,840	591,528

		785,984

OIL FIELD MACHINERY & EQUIPMENT — 1.1%
Cameron International Corp.†	1,100	69,069
Complete Production Services, Inc.†	5,600	111,496

		180,565

OIL-FIELD SERVICES — 0.6%
Halliburton Co.	3,310	105,059

REAL ESTATE INVESTMENT TRUSTS — 0.7%
Simon Property Group, Inc.	1,100	122,375

RETAIL-DISCOUNT — 1.0%
Wal-Mart Stores, Inc.	3,665	172,072

RETAIL-MAJOR DEPARTMENT STORES — 0.4%
J.C. Penney Co., Inc.	800	65,728

RETAIL-OFFICE SUPPLIES — 1.7%
Staples, Inc.	11,530	297,935

RETAIL-REGIONAL DEPARTMENT STORES — 0.5%
Federated Department Stores, Inc.	1,960	88,298

SEMICONDUCTOR EQUIPMENT — 0.7%
Lam Research Corp.†	2,500	118,350

SEMICONDUCTORS COMPONENTS-INTERGRATED CIRCUITS — 1.3%
Maxim Integrated Products, Inc.	7,245	213,003

TELECOM EQUIPMENT-FIBER OPTICS — 2.1%
Corning, Inc.†	15,515	352,811

TELEPHONE-INTEGRATED — 1.2%
AT&T, Inc.	5,145	202,867

TELEVISION — 0.9%
CBS Corp., Class B	5,205	159,221

TOBACCO — 1.3%
Altria Group, Inc.	1,870	164,205
Loews Corp. — Carolina Group	700	52,927

		217,132

TRANSPORT-SERVICES — 0.4%
United Parcel Service, Inc., Class B	975	68,348

WEB PORTALS/ISP — 1.6%
Google, Inc., Class A†	605	277,187

WIRELESS EQUIPMENT — 1.1%
Nokia Oyj ADR	4,600	105,432
QUALCOMM, Inc.	2,035	86,813

		192,245

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $15,472,877)		16,715,108

REPURCHASE AGREEMENTS — 2.5%
Bank of America Joint Repurchase Agreement	211,000	211,000
UBS Securities, LLC Joint Repurchase Agreement	214,000	214,000

TOTAL REPURCHASE AGREEMENTS (cost $425,000) (1)		425,000

TOTAL INVESTMENTS (cost $15,897,877) (2)	100.7%	17,140,108
Liabilities in excess of other assets	(0.7)	(111,974)

NET ASSETS	100.0%	$17,028,134

†	Non-income producing security

(1)	See Note 2 for detail of Joint Repurchase Agreement.

(2)	See Note 3 for cost of investment on a tax basis.

ADR	— American Depository Receipt

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
GROWTH PORTFOLIO
Portfolio Of Investments — March 31, 2007
(unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)

Common Stock — 97.3%
ADVERTISING SALES — 0.4%
Focus Media Holding, Ltd. ADR†	36,100	$2,832,406

AEROSPACE/DEFENSE — 1.2%
Boeing Co.	53,970	4,798,473
General Dynamics Corp.	69,100	5,279,240

		10,077,713

AEROSPACE/DEFENSE-EQUIPMENT — 0.6%
United Technologies Corp.	76,500	4,972,500

APPAREL MANUFACTURER — 0.6%
Carter’s, Inc.†	193,800	4,910,892

APPLICATIONS SOFTWARE — 0.7%
Microsoft Corp.	217,140	6,051,692

AUTO-HEAVY DUTY TRUCKS — 0.8%
Oshkosh Truck Corp., Class B	122,500	6,492,500

BANKS-FIDUCIARY — 2.1%
State Street Corp.	264,980	17,157,455

BANKS-SUPER REGIONAL — 3.4%
Bank of America Corp.	187,730	9,577,984
PNC Financial Services Group, Inc.	246,500	17,740,605

		27,318,589

BEVERAGES-NON-ALCOHOLIC — 0.8%
PepsiCo, Inc.	99,700	6,336,932

COAL — 0.3%
Peabody Energy Corp.	66,300	2,667,912

COMMERCIAL SERVICES — 2.8%
Alliance Data Systems Corp.†	233,900	14,412,918
Quanta Services, Inc.†	100,000	2,522,000
Steiner Leisure, Ltd.	118,100	5,312,138

		22,247,056

COMPUTER AIDED DESIGN — 0.6%
Autodesk, Inc.†	124,700	4,688,720

COMPUTER SERVICES — 0.5%
DST Systems, Inc.†	51,900	3,902,880

COMPUTERS — 0.7%
Hewlett-Packard Co.	92,700	3,720,978
Research In Motion, Ltd.	14,885	2,031,654

		5,752,632

COMPUTERS-INTEGRATED SYSTEMS — 0.2%
Brocade Communications Systems, Inc.†	204,300	1,944,936

COMPUTERS-MEMORY DEVICES — 1.8%
EMC Corp.	1,029,400	14,257,190

CONSULTING SERVICES — 1.5%
Accenture Ltd., Class A	318,800	12,286,552

COSMETICS & TOILETRIES — 1.4%
Colgate-Palmolive Co.	93,000	6,211,470
Procter & Gamble Co.	84,480	5,335,757

		11,547,227

DATA PROCESSING/MANAGEMENT — 0.4%
Automatic Data Processing, Inc.	65,345	3,162,698

DENTAL SUPPLIES & EQUIPMENT — 0.6%
Patterson Cos, Inc.†	135,700	4,815,993

DISTRIBUTION/WHOLESALE — 0.2%
CDW Corp.	27,400	1,683,182

DIVERSIFIED MANUFACTURED OPERATIONS — 3.0%
Danaher Corp.	131,525	9,397,461
Dover Corp.	93,200	4,549,092
General Electric Co.	280,255	9,909,817

		23,856,370

DIVERSIFIED MINERALS — 2.0%
Companhia Vale do Rio Doce ADR	433,600	16,038,864

E-COMMERCE/SERVICES — 1.0%
Priceline.com, Inc.†	147,800	7,871,828

ELECTRIC-INTEGRATED — 4.1%
American Electric Power Co., Inc.	477,670	23,286,412
Dominion Resources, Inc.	63,505	5,637,339
MDU Resources Group, Inc.	150,900	4,336,866

		33,260,617

ELECTRONIC COMPONENTS-MISC. — 0.9%
Benchmark Electronics, Inc.†	341,400	7,053,324

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 1.2%
MEMC Electronic Materials, Inc.†	62,300	3,774,134
QLogic Corp.	347,600	5,909,200

		9,683,334

ELECTRONIC CONNECTORS — 1.6%
Amphenol Corp., Class A	117,700	7,599,889
Thomas & Betts Corp.	103,700	5,062,634

		12,662,523

ELECTRONIC FORMS — 1.5%
Adobe Systems, Inc.†	295,828	12,336,028

ENGINEERING/R&D SERVICES — 0.6%
Fluor Corp.	55,155	4,948,507

FINANCE-INVESTMENT BANKER/BROKER — 4.4%
Citigroup, Inc.	183,331	9,412,213
E*TRADE Financial Corp.†	466,000	9,888,520
Merrill Lynch & Co., Inc.	123,800	10,110,746
UBS AG	108,400	6,442,212

		35,853,691

FINANCE-MORTGAGE LOAN/BANKER — 0.3%
IndyMac Bancorp, Inc.	79,200	2,538,360

FINANCE-OTHER SERVICES — 0.4%
Nasdaq Stock Market, Inc.	104,700	3,079,227

FOOD-MISC. — 0.3%
General Mills, Inc.	43,500	2,532,570

HOME DECORATION PRODUCTS — 0.3%
Newell Rubbermaid, Inc.	75,000	2,331,750

HUMAN RESOURCES — 1.3%
Manpower, Inc.	140,400	10,357,308

INSTRUMENTS-SCIENTIFIC — 0.6%
Waters Corp.†	83,900	4,866,200

INSURANCE-LIFE/HEALTH — 0.4%
Principal Financial Group	49,400	2,957,578

INSURANCE-MULTI-LINE — 1.0%
ACE, Ltd.	136,445	7,785,552

INSURANCE-PROPERTY/CASUALTY — 0.9%
W.R. Berkley Corp.	212,950	7,052,904

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 2.4%
Affiliated Managers Group, Inc.†	84,000	9,101,400
Franklin Resources, Inc.	52,900	6,391,907

Nuveen Investments Inc., Class A	88,000	4,162,400

		19,655,707

MACHINERY-CONSTRUCTION & MINING — 2.4%
Caterpillar, Inc.	126,500	8,479,295
Joy Global, Inc.	99,200	4,255,680
Terex Corp.†	88,700	6,365,112

		19,100,087

MACHINERY-PUMPS — 0.8%
Graco, Inc.	171,200	6,704,192

MEDICAL INSTRUMENTS — 1.4%
Medtronic, Inc.	222,330	10,907,510

MEDICAL-BIOMEDICAL/GENE — 2.4%
Amgen, Inc.	44,000	2,458,720
Genentech, Inc.†	36,230	2,975,208
Genzyme Corp.	144,800	8,690,896
Invitrogen Corp.†	83,300	5,302,045

		19,426,869

MEDICAL-DRUGS — 3.6%
Abbott Laboratories	85,120	4,749,696
Cephalon, Inc.†	78,000	5,554,380
Eisai Co., Ltd. ADR	60,615	2,888,305
Eli Lilly & Co.	101,010	5,425,247
Sanofi-Aventis ADR	114,415	4,978,197
Schering-Plough Corp.	225,995	5,765,132

		29,360,957

MEDICAL-HMO — 4.1%
Coventry Health Care, Inc.†	321,800	18,036,890
Health Net, Inc.†	143,400	7,716,354
WellPoint, Inc.	88,505	7,177,755

		32,930,999

MEDICAL-OUTPATIENT/HOME MEDICAL — 0.6%
Amedisys, Inc.†	154,999	5,026,617

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.9%
Cardinal Health, Inc.	100,100	7,302,295

METAL PROCESSORS & FABRICATION — 1.4%
Precision Castparts Corp.	110,400	11,487,120

METAL-DIVERSIFIED — 0.6%
Freeport-McMoRan Copper & Gold, Inc., Class B	79,200	5,242,248

MULTIMEDIA — 0.7%
Viacom, Inc., Class B	136,900	5,627,959

NETWORKING PRODUCTS — 1.2%
Cisco Systems, Inc.†	225,300	5,751,909
Foundry Networks, Inc.†	308,700	4,189,059

		9,940,968

OIL & GAS DRILLING — 3.9%
Atwood Oceanics, Inc.†	74,200	4,354,798
GlobalSantaFe Corp.	292,040	18,013,027
Noble Corp.	94,100	7,403,788
Patterson-UTI Energy, Inc.	82,800	1,858,032

		31,629,645

OIL COMPANIES-EXPLORATION & PRODUCTION — 2.5%
Noble Energy, Inc.	279,300	16,660,245
Woodside Petroleum, Ltd. ADR	105,900	3,351,735

		20,011,980

OIL COMPANIES-INTEGRATED — 2.2%
ConocoPhillips	126,865	8,671,223
Exxon Mobil Corp.	122,100	9,212,445

		17,883,668

OIL FIELD MACHINERY & EQUIPMENT — 1.2%
Cameron International Corp.†	59,000	3,704,610
Complete Production Services, Inc.	308,600	6,144,226

		9,848,836

OIL REFINING & MARKETING — 0.8%
Sunoco, Inc.	90,395	6,367,424

OIL-FIELD SERVICES — 0.6%
Halliburton Co.	153,000	4,856,220

PHARMACY SERVICES — 1.2%
Express Scripts, Inc.	48,400	3,906,848
Omnicare, Inc.	154,100	6,128,557

		10,035,405

REAL ESTATE INVESTMENT TRUSTS — 0.7%
Simon Property Group, Inc.	48,300	5,373,375

RETAIL-APPAREL/SHOE — 1.0%
Abercrombie & Fitch Co., Class A	38,300	2,898,544
Jos. A. Bank Clothiers, Inc.†	140,050	4,950,767

		7,849,311

RETAIL-AUTO PARTS — 0.6%
O’Reilly Automotive, Inc.†	156,700	5,186,770

RETAIL-CATALOG SHOPPING — 0.5%
Coldwater Creek, Inc.	210,050	4,259,814

RETAIL-DISCOUNT — 0.5%
Wal-Mart Stores, Inc.	90,985	4,271,746

RETAIL-OFFICE SUPPLIES — 1.4%
Staples, Inc.	427,100	11,036,264

RETAIL-REGIONAL DEPARTMENT STORES — 0.5%
Federated Department Stores, Inc.	96,400	4,342,820

RETAIL-RESTAURANTS — 0.6%
Rare Hospitality International, Inc.†	157,100	4,727,139

SEMICONDUCTOR EQUIPMENT — 1.4%
Lam Research Corp.†	140,800	6,665,472
Varian Semiconductor Equipment Associates, Inc.†	86,584	4,621,854

		11,287,326

SEMICONDUCTORS COMPONENTS-INTERGRATED CIRCUITS — 1.7%
Maxim Integrated Products, Inc.	460,400	13,535,760

TELECOM EQUIPMENT-FIBER OPTICS — 1.6%
Corning, Inc.	562,750	12,796,935

TELEPHONE-INTEGRATED — 0.5%
AT&T, Inc.	111,935	4,413,597

TELEVISION — 0.9%
CBS Corp., Class B	237,695	7,271,090

TOBACCO — 1.1%
Altria Group, Inc.	64,200	5,637,402

Loews Corp. — Carolina Group	44,200	3,341,962

		8,979,364

TRANSPORT-SERVICES — 0.8%
Hub Group, Inc., Class A†	111,200	3,223,688
United Parcel Service, Inc., Class B	41,980	2,942,798

		6,166,486

WEB PORTALS/ISP — 0.7%
Google, Inc., Class A	12,900	5,910,264

WIRELESS EQUIPMENT — 0.5%
QUALCOMM, Inc.	94,065	4,012,813

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $724,996,866)		786,941,772

REPURCHASE AGREEMENTS — 1.9%
Bank of America Joint Repurchase Agreement	7,446,000	7,446,000
UBS Securities, LLC Joint Repurchase Agreement	7,569,000	7,569,000

TOTAL REPURCHASE AGREEMENTS (cost $15,015,000) (1)		15,015,000

TOTAL INVESTMENTS (cost $740,011,866) (2)	99.2%	801,956,772
Other assets less liabilities	0.8	6,501,292

NET ASSETS	100.0%	$808,458,064

†	Non-income producing security

(1)	See Note 2 for details of Joint Repurchase Agreements.

(2)	See Note 3 for cost of investments on a tax basis

ADR	— American Depository Receipt
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
CAPITAL APPRECIATION PORTFOLIO
Portfolio of Investments — March 31, 2007
(unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)

Common Stock — 98.9%
ADVERTISING SALES — 1.3%
Focus Media Holding, Ltd. ADR†(1)	262,800	$20,619,288

AEROSPACE/DEFENSE — 2.7%
Boeing Co.	169,300	15,052,463
General Dynamics Corp.	200,000	15,280,000
Rockwell Collins, Inc.	176,200	11,793,066

		42,125,529

AGRICULTURAL CHEMICALS — 2.6%
Monsanto Co.	260,900	14,339,064
Potash Corp. of Saskatchewan, Inc.	161,900	25,892,667

		40,231,731

APPAREL MANUFACTURERS — 2.1%
Billabong International, Ltd.	778,497	10,519,030
Coach, Inc.	455,700	22,807,785

		33,326,815

BEVERAGES-NON-ALCOHOLIC — 1.8%
PepsiCo, Inc.	434,500	27,616,820

CELLULAR TELECOM — 2.1%
Leap Wireless International, Inc.†	279,500	18,441,410
NII Holdings, Inc.†	197,900	14,680,222

		33,121,632

CHEMICALS-OTHER — 0.5%
Kingboard Chemical Holdings, Ltd.	1,890,500	7,936,059

COMMERCIAL SERVICES — 2.6%
Alliance Data Systems Corp.†	205,400	12,656,748
Iron Mountain, Inc.†	559,800	14,627,574
Teletech Holdings, Inc.†	357,100	13,101,999

		40,386,321

COMPUTER SERVICES — 0.9%
Cognizant Technology Solutions Corp., Class A†	157,300	13,884,871

COMPUTERS — 4.4%
Apple Computer, Inc.†	367,300	34,125,843
Research In Motion, Ltd.†	248,900	33,972,361

		68,098,204

COMPUTERS-INTEGRATED SYSTEMS — 0.8%
Diebold, Inc.	250,000	11,927,500

COMPUTERS-MEMORY DEVICES — 2.4%
EMC Corp.†	1,661,000	23,004,850
Network Appliance, Inc.†	416,500	15,210,580

		38,215,430

CONSULTING SERVICES — 1.1%
Accenture Ltd., Class A	440,100	16,961,454

CONTAINERS-METAL/GLASS — 1.1%
Crown Holdings, Inc.†	358,200	8,761,572
Owens-Illinois, Inc.†	354,300	9,130,311

		17,891,883

COSMETICS & TOILETRIES — 0.8%
Procter & Gamble Co.	190,400	12,025,664

DATA PROCESSING/MANAGEMENT — 0.9%
Moneygram International, Inc.	508,000	14,102,080

DIVERSIFIED MANUFACTURED OPERATIONS — 1.0%
General Electric Co.	454,600	16,074,656

DRUG DELIVERY SYSTEMS — 0.4%
Alkermes, Inc.†	440,500	6,801,320

E-COMMERCE/SERVICES — 0.7%
Monster Worldwide, Inc.†	239,800	11,359,326

ELECTRONIC COMPONENTS-MISC. — 0.9%
Hon Hai Precision Industry Co., Ltd.	2,164,498	14,520,686

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 2.7%
MEMC Electronic Materials, Inc.†	424,800	25,734,384
Silicon-On-Insulator Technologies	241,962	5,772,798
SiRF Technology Holdings, Inc.†	386,100	10,718,136

		42,225,318

ELECTRONIC FORMS — 1.6%
Adobe Systems, Inc.†	617,800	25,762,260

ELECTRONIC MEASUREMENT INSTRUMENTS — 3.1%
FLIR Systems, Inc.†	510,400	18,205,968
Garmin, Ltd.	574,100	31,087,515

		49,293,483

ELECTRONICS-MILITARY — 1.0%
L-3 Communications Holdings, Inc.	183,900	16,085,733

ENERGY-ALTERNATE SOURCES — 1.8%
Suntech Power Holdings Co., Ltd. ADR†	428,000	14,813,080
Theolia SA	234,860	9,578,413
Trina Solar, Ltd. ADR†	76,700	3,380,936

		27,772,429

ENGINEERING/R&D SERVICES — 2.2%
ABB, Ltd. ADR	1,090,700	18,738,226
Fluor Corp.	174,500	15,656,140

		34,394,366

ENTERPRISE SOFTWARE/SERVICE — 1.0%
Oracle Corp.†	877,900	15,916,327

ENTERTAINMENT SOFTWARE — 1.1%
Activision, Inc.	921,100	17,445,634

FILTRATION/SEPARATION PRODUCTS — 0.5%
Pall Corp.	200,000	7,600,000

FINANCE-INVESTMENT BANKER/BROKER — 3.3%
Aberdeen Asset Management	3,719,473	15,919,613
E*TRADE Financial Corp.†	650,100	13,795,122
Goldman Sachs Group, Inc.	104,100	21,510,183

		51,224,918

FINANCE-OTHER SERVICES — 1.4%
Hong Kong Exchanges & Clearing, Ltd.	842,000	8,189,928
Nasdaq Stock Market, Inc.†	453,246	13,329,965

		21,519,893

FOOD-MISC. — 1.2%
Nestle SA	49,002	19,084,225

FOOTWEAR & RELATED APPAREL — 1.2%
Crocs, Inc.†	398,900	18,848,025

GAMBLING (NON-HOTEL) — 0.7%
Pinnacle Entertainment, Inc.†	379,100	11,020,437

HOTEL/MOTEL — 1.1%
Accor SA	172,147	16,451,523

HUMAN RESOURCES — 0.7%
Manpower, Inc.	158,200	11,670,414

INSURANCE-MULTI-LINE — 0.7%
Assurant, Inc.	215,200	11,541,176

INTERNET INFRASTRUCTURE SOFTWARE — 1.4%
Akamai Technologies, Inc.†	152,700	7,622,784
F5 Networks, Inc.†	219,900	14,662,932

		22,285,716

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 1.1%
Fortress Investment Group LLC, Class A	330,100	9,467,268
Julius Baer Holdings, Ltd., Class B	60,000	8,186,644

		17,653,912

MEDICAL INFORMATION SYSTEMS — 1.7%
Cerner Corp.†	261,200	14,222,340
IMS Health, Inc.	419,500	12,442,370

		26,664,710

MEDICAL INSTRUMENTS — 3.5%
Intuitive Surgical, Inc.†	139,400	16,946,858
Medtronic, Inc.	442,000	21,684,520
St. Jude Medical, Inc.†	420,000	15,796,200

		54,427,578

MEDICAL-BIOMEDICAL/GENE — 0.3%
Vertex Pharmaceuticals, Inc.†	167,700	4,702,308

MEDICAL-DRUGS — 6.7%
Abbott Laboratories	187,600	10,468,080
Auxilium Pharmaceuticals, Inc.†	178,300	2,617,444
Cephalon, Inc.†	157,800	11,236,938
Elan Corp. PLC ADR†	391,400	5,201,706
Medicis Pharmaceutical Corp., Class A	407,400	12,556,068
Sanofi-Aventis	274,529	23,874,096
Schering-Plough Corp.	958,700	24,456,437
Shionogi & Co., Ltd.	796,000	14,320,434

		104,731,203

MEDICAL-HMO — 1.0%
Wellpoint, Inc.†	198,600	16,106,460

MOTION PICTURES & SERVICES — 0.6%
Dreamworks Animation SKG, Inc., Class A	298,900	9,140,362

MULTIMEDIA — 0.8%
The Walt Disney Co.	351,300	12,095,259

NETWORKING PRODUCTS — 0.9%
Cisco Systems, Inc.†	577,300	14,738,469

NON-FERROUS METALS — 0.7%
Cameco Corp.	262,200	10,734,468

OIL & GAS DRILLING — 1.0%
Transocean, Inc.	188,000	15,359,600

OIL COMPANIES-EXPLORATION & PRODUCTION — 2.1%
CNOOC, Ltd. ADR	184,600	16,176,498
EOG Resources, Inc.	233,300	16,643,622

		32,820,120

OIL COMPANIES-INTEGRATED — 0.3%
Conocophillips	60,000	4,101,000

PHARMACY SERVICES — 1.0%
Medco Health Solutions, Inc.	220,200	15,971,106

RESEARCH & DEVELOPMENT — 1.0%
Pharmaceutical Product Development, Inc.	459,700	15,487,293

RETAIL-APPAREL/SHOE — 2.4%
The Children’s Place Retail Stores, Inc.†	279,200	15,568,192
Under Armour, Inc., Class A†	437,000	22,418,100

		37,986,292

RETAIL-DISCOUNT — 1.2%
Dollar Tree Stores, Inc.†	481,100	18,397,264

RETAIL-REGIONAL DEPARTMENT STORES — 1.3%
Kohl’s Corp.	274,400	21,021,784

RETAIL-SPORTING GOODS — 1.1%
Dick’s Sporting Goods, Inc.†	286,900	16,714,794

SEMICONDUCTOR EQUIPMENT — 0.5%
Lam Research Corp.†	169,300	8,014,662

STEEL PIPE & TUBE — 1.0%
Vallourec SA	47,088	12,050,863
Valmont Industries, Inc.	68,500	3,961,355

		16,012,218

TELECOM EQUIPMENT-FIBER OPTICS — 0.5%
Corning, Inc.†	355,300	8,079,522

TELECOM SERVICES — 1.3%
Amdocs, Ltd.†	561,400	20,479,872

THERAPEUTICS — 2.9%
Amylin Pharmaceuticals, Inc.	430,500	16,083,480
Gilead Sciences, Inc.	374,300	28,633,950

		44,717,430

TOYS — 1.1%
Nintendo Co., Ltd.	59,200	17,206,382

WEB HOSTING/DESIGN — 1.1%
Equinix, Inc.†	200,000	17,126,000

WEB PORTALS/ISP — 1.5%
Google, Inc., Class A†	50,500	23,137,080

WIRELESS EQUIPMENT — 0.5%
American Tower Corp., Class A†	185,800	7,236,910

X-RAY EQUIPMENT — 2.0%
Hologic, Inc.†	552,300	31,834,572

TOTAL LONG-TERM INVESTMENT SECURITIES (Cost $1,395,137,972)		1,550,067,776

REPURCHASE AGREEMENTS — 1.8%
Bank of America Joint Repurchase Agreement	14,095,000	14,095,000
UBS Securities, LLC Joint Repurchase Agreement	14,330,000	14,330,000

TOTAL REPURCHASE AGREEMENTS (Cost $28,425,000) (1)		28,425,000

TOTAL INVESTMENTS (Cost $1,423,562,972) (2)	100.7%	1,578,492,776
Liabilities in Excess of Other Assets	(0.7)	(11,721,038)

NET ASSETS	100.0%	$1,566,771,738

†	Non-income producing security

(1)	A portion of this security is subject to options written.

(2)	See Note 2 for details of Joint Repurchase Agreements.

(3)	See Note 3 for cost of investments on a tax basis.

ADR	— American Depository Receipt
See Notes to Portfolio of Investments
     Open call option contracts written at March 31, 2007 for the Capital Appreciation Portfolio were as follows:

						Unrealized
					Market Value at	Appreciation
Issue	Contract Month	Strike Price	Number of Contracts	Premiums Received	March 31, 2007	(Depreciation)
Focus Media	Jul-07	$100.00	1,622	$689,510	$154,090	$535,420

See Notes to Financial Statements

ANCHOR SERIES TRUST
NATURAL RESOURCES PORTFOLIO
Portfolio Of Investments — March 31, 2007
(unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)

Common Stock — 92.6%
COAL — 3.6%
CONSOL Energy, Inc.	217,400	$8,506,862
PEABODY ENERGY CORP.	151,300	6,088,312

		14,595,174

DIVERSIFIED MINERALS — 5.4%
Anglo American PLC	97,401	5,131,019
Companhia Vale Do Rio Doce ADR	108,374	4,008,754
Xstrata PLC	251,145	12,908,909

		22,048,682

METAL-ALUMINUM — 5.1%
Alcoa, Inc.	240,000	8,136,000
Alumina, Ltd.	1,087,745	6,433,491
Aluminum Corp. of China, Ltd. ADR	247,200	6,424,728

		20,994,219

METAL-DIVERSIFIED — 5.1%
Freeport-McMoran Copper & Gold, Inc., Class B	141,000	9,332,790
Vedanta Resources PLC	436,445	11,431,400

		20,764,190

MINING — 4.0%
Barrick Gold Corp.	127,049	3,627,249
Gold Fields, Ltd.	327,811	6,077,687
Newmont Mining Corp.	158,000	6,634,420

		16,339,356

NON-FERROUS METALS — 4.3%
Cameco Corp.	435,400	17,825,276

OIL & GAS DRILLING — 1.3%
GlobalSantaFe Corp.	88,176	5,438,696

OIL COMPANIES-EXPLORATION & PRODUCTION — 26.0%
Canadian Natural Resources, Ltd.	333,300	18,404,396
Devon Energy Corp.	57,700	3,993,994
Encana Corp.	328,382	16,611,095
EOG Resources, Inc.	228,900	16,329,726
Newfield Exploration Co.†	134,000	5,589,140
Noble Energy, Inc.	74,500	4,443,925
OAO Gazprom ADR	146,150	6,123,685
Talisman Energy, Inc.	788,100	13,830,148
Ultra Petroleum Corp.†	56,800	3,017,784
Western Oil Sands, Inc.† Class A	269,354	7,955,800
XTO Energy, Inc.	184,742	10,125,709

		106,425,402

OIL COMPANIES-INTEGRATED — 22.3%
BP PLC ADR	209,900	13,591,025
ConocoPhillips	123,360	8,431,656
Exxon Mobil Corp.	218,984	16,522,343
LUKOIL ADR	104,700	9,056,550
Petro-Canada	112,900	4,415,275
Petroleo Brasileiro SA ADR	85,800	8,537,958
Royal Dutch Shell PLC, Class A ADR	75,800	5,025,540
Royal Dutch Shell PLC, Class B ADR	58,430	3,892,022
Suncor Energy, Inc.	106,300	8,088,744
Total SA ADR	195,500	13,641,990

		91,203,103

OIL REFINING & MARKETING — 4.8%
Valero Energy Corp.	304,000	19,604,960

OIL-FIELD SERVICES — 3.0%
Baker Hughes, Inc.	90,600	5,991,378
Halliburton Co.	197,700	6,274,998

		12,266,376

PAPER & RELATED PRODUCTS — 1.8%
Bowater, Inc.	159,800	3,806,436
Smurfit-Stone Container Corp.†	312,200	3,515,372

		7,321,808

PIPELINES — 0.9%
Equitable Resources, Inc.	73,300	3,541,856

PLATINUM — 3.1%
Anglo American Platinum Corp., LTD.	80,891	12,761,700

STEEL-PRODUCER — 1.9%
Arcelor Mittal, Class A NY Reg Shares	143,909	7,611,347

Total Common Stock (cost $205,817,264)		378,742,145

Preferred Stock — 5.9%
DIVERSIFIED MINERALS — 5.4%
Companhia Vale do Rio Doce ADR	705,200	22,058,656

PLATINUM — 0.5%
Anglo Platinum, Ltd. (Convertible)6.38%(1)	37,751	2,102,337

Total Preferred Stock (cost $5,213,975)		24,160,993

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $211,031,239)		402,903,138

REPURCHASE AGREEMENTS — 1.7%
UBS Securities, LLC Joint Repurchase Agreement	3,491,000	3,491,000
Bank of America Joint Repurchase Agreement	3,434,000	3,434,000
TOTAL REPURCHASE AGREEMENTS (cost $6,925,000) (2)		6,925,000

TOTAL INVESTMENTS (cost $217,956,239) (3)	100.2%	409,828,138
Liabilities in excess of other assets	(0.2)	(728,643)

NET ASSETS	100.0%	$409,099,495

†	Non-income producing security

(1)	Variable Rate Security — the rate reflected is as of March 31, 2007, Maturity date reflects next reset date.

(2)	See Note 2 for details of Joint Repurchase Agreements.

(3)	See Note 3 for cost of investments on a tax basis

ADR	— American Depository Receipt
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
MULTI-ASSET PORTFOLIO
Portfolio of Investments — March 31, 2007
(unaudited)

Security Description	Shares	Value (Note 1)

Common Stock — 64.6%
AEROSPACE/DEFENSE — 0.8%
Boeing Co.	2,065	$183,599
General Dynamics Corp.	2,500	191,000

		374,599

AEROSPACE/DEFENSE-EQUIPMENT — 0.5%
United Technologies Corp.	3,300	214,500

APPAREL MANUFACTURER — 0.4%
Carter’s, Inc.†	7,500	190,050

APPLICATIONS SOFTWARE — 1.3%
Microsoft Corp.	21,805	607,705

ATHLETIC FOOTWEAR — 0.4%
NIKE, Inc., Class B	1,900	201,894

BANKS-FIDUCIARY — 1.2%
State Street Corp.	8,100	524,475

BANKS-SUPER REGIONAL — 2.5%
Bank of America Corp.	10,300	525,506
PNC Financial Services Group, Inc.	8,900	640,533

		1,166,039

BEVERAGES-NON-ALCOHOLIC — 0.4%
PepsiCo, Inc.	3,200	203,392

CELLULAR TELECOM — 0.5%
America Movil SA de CV, Series L ADR	4,900	234,171

COAL — 0.2%
Peabody Energy Corp.	2,400	96,576

COMMERCIAL SERVICES — 0.5%
Alliance Data Systems Corp.†	3,700	227,994

COMPUTERS — 1.9%
Apple Computer, Inc.†	900	83,619
Hewlett-Packard Co.	8,305	333,363
International Business Machines Corp.	3,900	367,614
Research In Motion, Ltd.†	655	89,401

		873,997

COMPUTERS-MEMORY DEVICES — 1.4%
EMC Corp.†	45,700	632,945

CONSULTING SERVICES — 1.0%
Accenture Ltd., Class A	12,300	474,042

COSMETICS & TOILETRIES — 1.0%
Colgate-Palmolive Co.	4,000	267,160
Procter & Gamble Co.	3,220	203,375

		470,535

DATA PROCESSING/MANAGEMENT — 0.3%
Automatic Data Processing, Inc.	3,200	154,880

DIVERSIFIED MANUFACTURED OPERATIONS — 2.5%
Danaher Corp.	3,530	252,218
Dover Corp.	1,600	78,096
General Electric Co.	23,400	827,424

		1,157,738

DIVERSIFIED MINERALS — 1.7%
Companhia Vale do Rio Doce ADR	21,450	793,435

E-COMMERCE/SERVICES — 0.5%
Priceline.com, Inc.†	4,100	218,366

ELECTRIC-INTEGRATED — 2.7%
American Electric Power Co., Inc.	16,740	816,075
Dominion Resources, Inc.	2,415	214,380
Exelon Corp.	1,700	116,807
MDU Resources Group, Inc.	3,500	100,590

		1,247,852

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.2%
MEMC Electronic Materials, Inc.†	1,800	109,044

ELECTRONIC CONNECTORS — 0.4%
Amphenol Corp., Class A	2,700	174,339

ELECTRONIC FORMS — 1.0%
Adobe Systems, Inc.†	10,700	446,190

ENGINEERING/R&D SERVICES — 0.4%
Fluor Corp.	2,105	188,861

ENTERPRISE SOFTWARE/SERVICE — 0.4%
Oracle Corp.†	11,200	203,056

FINANCE-INVESTMENT BANKER/BROKER — 4.4%
Citigroup, Inc.	14,877	763,785
E*TRADE Financial Corp.†	15,000	318,300
Goldman Sachs Group, Inc.	1,500	309,945
Merrill Lynch & Co., Inc.	4,600	375,682
UBS AG	4,200	249,606

		2,017,318

FINANCE-OTHER SERVICES — 0.2%
Nasdaq Stock Market, Inc.†	3,300	97,053

FOOD-MISC. — 0.2%
General Mills, Inc.	1,700	98,974

HOME DECORATION PRODUCTS — 0.2%
Newell Rubbermaid, Inc.	3,230	100,421

HUMAN RESOURCES — 0.4%
Manpower, Inc.	2,300	169,671

INSTRUMENTS-SCIENTIFIC — 0.4%
Waters Corp.†	2,800	162,400

INSURANCE-MULTI-LINE — 0.6%
ACE, Ltd.	5,165	294,715

INSURANCE-PROPERTY/CASUALTY — 0.6%
W.R. Berkley Corp.	8,900	294,768

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 1.2%
Affiliated Managers Group, Inc.†	2,500	270,875
Franklin Resources, Inc.	2,300	277,909

		548,784

MACHINERY-CONSTRUCTION & MINING — 2.1%
Caterpillar, Inc.	7,050	472,561
Joy Global, Inc.	6,500	278,850
Terex Corp.†	2,900	208,104

		959,515

MACHINERY-PUMPS — 0.5%
Graco, Inc.	5,600	219,296

MEDICAL INSTRUMENTS — 1.6%
Medtronic, Inc.	12,045	590,928
St. Jude Medical, Inc.†	3,800	142,918

		733,846

MEDICAL-BIOMEDICAL/GENE — 1.8%
Amgen, Inc.†	4,400	245,872
Genentech, Inc.†	3,600	295,632

Genzyme Corp.†	4,800	288,096

		829,600

MEDICAL-DRUGS — 2.4%
Abbott Laboratories	3,210	179,118
Cephalon, Inc.†	2,600	185,146
Eisai Co., Ltd. ADR	2,320	110,548
Eli Lilly & Co.	3,925	210,812
Sanofi-Aventis ADR	4,380	190,574
Schering-Plough Corp.	9,465	241,452

		1,117,650

MEDICAL-GENERIC DRUGS — 0.3%
Teva Pharmaceutical Industries, Ltd. ADR	3,800	142,234

MEDICAL-HMO — 2.4%
Coventry Health Care, Inc.†	2,500	140,125
Health Net, Inc.†	4,000	215,240
UnitedHealth Group, Inc.	8,500	450,245
WellPoint, Inc.†	3,385	274,523

		1,080,133

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.3%
Cardinal Health, Inc.	1,800	131,310

METAL PROCESSORS & FABRICATION — 0.9%
Precision Castparts Corp.	4,000	416,200

METAL-DIVERSIFIED — 0.1%
Freeport-McMoRan Copper & Gold, Inc., Class B	700	46,333

MULTIMEDIA — 0.5%
Viacom, Inc., Class B†	5,300	217,883

NETWORKING PRODUCTS — 1.3%
Cisco Systems, Inc.†	22,400	571,872

OIL & GAS DRILLING — 2.4%
GlobalSantaFe Corp.	15,265	941,545
Patterson-UTI Energy, Inc.	6,100	136,884

		1,078,429

OIL COMPANIES-EXPLORATION & PRODUCTION — 1.5%
EOG Resources, Inc.	7,650	545,751
Woodside Petroleum, Ltd. ADR	4,600	145,590

		691,341

OIL COMPANIES-INTEGRATED — 2.9%
ConocoPhillips	5,045	344,826
Exxon Mobil Corp.	13,200	995,940

		1,340,766

OIL-FIELD MACHINERY & EQUIPMENT — 0.7%
Cameron International Corp.†	2,000	125,580
Complete Production Services, Inc.†	10,100	201,091

		326,671

OIL-FIELD SERVICES — 0.4%
Halliburton Co.	5,855	185,838

REAL ESTATE INVESTMENT TRUSTS — 0.5%
Simon Property Group, Inc.	1,900	211,375

RETAIL-DISCOUNT — 0.7%
Wal-Mart Stores, Inc.	6,585	309,166

RETAIL-MAJOR DEPARTMENT STORES — 0.2%
J.C. Penney Co., Inc.	1,000	82,160

RETAIL-OFFICE SUPPLIES — 1.2%
Staples, Inc.	20,965	541,736

RETAIL-REGIONAL DEPARTMENT STORES — 0.4%
Federated Department Stores, Inc.	3,500	157,675

SEMICONDUCTOR EQUIPMENT — 0.5%
Lam Research Corp.†	4,800	227,232

SEMICONDUCTORS COMPONENTS-INTERGRATED CIRCUITS — 0.8%
Maxim Integrated Products, Inc.	12,800	376,320

TELECOM EQUIPMENT-FIBER OPTICS — 1.3%
Corning, Inc.†	26,420	600,791

TELEPHONE-INTEGRATED — 0.8%
AT&T, Inc.	9,200	362,756

TELEVISION — 0.6%
CBS Corp., Class B	9,130	279,287

TOBACCO — 1.0%
Altria Group, Inc.	3,700	324,897
Loews Corp. — Carolina Group	1,600	120,976

		445,873

TRANSPORT-SERVICES — 0.3%
United Parcel Service, Inc., Class B	1,605	112,510

WEB PORTALS/ISP — 1.1%
Google, Inc., Class A†	1,065	487,940

WIRELESS EQUIPMENT — 0.8%
Nokia Oyj ADR	8,300	190,236
QUALCOMM, Inc.	3,595	153,363

		343,599

Total Common Stock (cost $27,577,510)		29,598,116

Asset Backed Securities — 4.7%
DIVERSIFIED FINANCIAL SERVICES — 4.7%
Banc of America Commercial Mortgage, Inc. Series 2007-1, Class A4 5.45% due 01/15/17(1)(2)	50,000	50,159
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class A4 5.74% due 05/10/45(1)(2)	100,000	103,195
Bank One Issuance Trust Series 2002-A3, Class A3 3.59% due 05/17/10	100,000	99,204
Bear Stearns Commercial Mtg. Securities Series 2005-PWR9, Class A4A 4.87% due 09/11/42(2)	80,000	77,604
Bear Stearns Commercial Mtg. Securities Series 2006-T22, Class A4 5.47% due 04/12/38(1)(2)	25,000	25,438

Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-T24, Class A4 5.54% due 10/12/41(2)	30,000	30,386
Bear Stearns Commercial Mtg. Securities, Inc. Series 2003-T12, Class A4 4.68% due 08/13/39(2)	100,000	97,102
Bear Stearns Commercial Mtg. Securities, Inc. Series 2003-T10, Class A2 4.74% due 03/13/40(2)	100,000	97,611
Bear Stearns Commercial Mtg. Securities, Inc. Series 2002-TOP8, Class A2 4.83% due 08/15/38(2)	100,000	98,355
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6, Class A6 4.83% due 11/11/41(2)	100,000	97,274
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.23% due 07/15/44(1)(2)	80,000	79,935
Commercial Mortgage Pass Through Certs. Series 2006-C7, Class A4 5.77% due 06/10/46(1)(2)	100,000	103,376
Credit Suisse Mtg. Capital Certificates Series 2006-C1, Class A4 5.56% due 02/15/39(1)(2)	75,000	76,076
Credit Suisse Mtg. Capital Certificates, Series 2006-C4, Class A3 5.47% due 09/15/39(2)	40,000	40,358
CS First Boston Mtg. Securities Corp. Series 2003-C3, Class A5 3.94% due 05/15/38(2)	100,000	93,488
Ford Credit Auto Owner Trust Series 2005-B, Class A4 4.29% due 01/15/10	40,000	39,644
Greenwich Capital Commercial Funding Corp. Series 2005-GG5, Class A5 5.22% due 04/10/37(1)(2)	110,000	109,289
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 01/10/17(2)	40,000	40,376
GS Mtg. Securities Corp.II, Series 2006-GG8, Class A4 5.56% due 11/10/39	100,000	101,389
Household Automotive Trust Series 2006-3, Class A3 5.28% due 09/17/11	50,000	50,231
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP4, Class A4 4.92% due 10/15/42(1)(2)	80,000	77,709
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP5, Class A4 5.33% due 12/15/44(1)(2)	70,000	69,207
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2007-CB18, Class A4 5.44% due 06/12/47(1)(2)	100,000	100,359
LB-UBS Commercial Mtg. Trust Series 2005-C5, Class A4 4.95% due 09/15/40(2)	80,000	78,026
Merrill Lynch Mortgage Trust Series 2005-CIP1, Class A4 5.05% due 07/12/38(1)(2)	80,000	78,448
Morgan Stanley Capital I Series 2007-HQ11, Class A4 5.45% due 02/20/44(1)	45,000	45,152
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR5, Class 2A1 5.53% due 04/25/36(2)(3)	142,631	143,289
Wells Fargo Mtg. Backed Securities Trust Series 2005-AR2, Class 2A2 4.55% due 03/25/35(2)(3)	51,760	51,072

Total Asset Backed Securities (cost $2,156,710)		2,153,752

Corporate Bonds & Notes — 5.7%
AIRLINES — 0.2%
Continental Airlines, Inc. Pass Through Certs. Class A 5.98% due 04/19/22	30,000	29,961
Southwest Airlines Co Senior Notes 5.75% due 12/15/16	50,000	49,158

		79,119

AUTO-CARS/LIGHT TRUCKS — 0.3%
DaimlerChrysler NA Holding Corp. Company Guar. Bonds 7.30% due 01/15/12	100,000	107,944
DaimlerChrysler NA Holding Corp. Company Guar. Bonds 8.50% due 01/18/31	25,000	31,222

		139,166

BANKS-SUPER REGIONAL — 0.1%
Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	50,000	50,507

CABLE TV — 0.2%
AT&T Broadband, Inc. Company Guar. Notes 8.28% due 03/15/13	50,000	57,178

Comcast Corp. Company Guar. Notes 5.65% due 06/15/35	50,000	45,302

		102,480

CASINO HOTEL — 0.1%
Harrah’s Operating Co., Inc. Notes 6.50% due 06/01/16	45,000	39,867

DATA PROCESSING/MANAGEMENT — 0.1%
Financing Corp. STRIP Series 12 zero coupon due 12/06/13	25,000	18,101

Financing Corp. STRIP Series 13 zero coupon due 12/27/13	25,000	18,044

		36,145

DIVERSIFIED FINANCIAL SERVICES — 0.2%
General Electric Capital Corp. Notes Series A 5.88% due 02/15/12	100,000	103,244

ELECTRIC-INTEGRATED — 0.3%
Consolidated Edison Co. of New York Senior Notes 5.30% due 12/01/16	35,000	34,737
Midamerican Energy Holdings Co. Bonds 6.13% due 04/01/36	40,000	39,913
Southern California Edison Co. 1st Mtg. Bonds 5.55% due 01/15/37	50,000	47,885

		122,535

FINANCE-CONSUMER LOANS — 0.2%
Household Finance Corp. Notes 6.38% due 10/15/11	100,000	104,241

FINANCE-INVESTMENT BANKER/BROKER — 0.7%
Citigroup, Inc. Senior Notes 6.50% due 01/18/11	100,000	104,618
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	100,000	99,050
Morgan Stanley Notes 5.45% due 01/09/17	100,000	98,355

		302,023

FINANCIAL GUARANTEE DEBENTURES INSURANCE — 0.3%
Ambac Financial Group, Inc. 5.95% due 12/05/35	55,000	53,738
MBIA, Inc. Debentures 6.63% due 10/01/28	100,000	104,825

		158,563

FORESTRY — 0.1%
Weyerhaeuser Co. Notes 5.95% due 11/01/08	53,000	53,464

HOTEL/MOTEL — 0.1%
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16*	25,000	24,998

INSURANCE BROKER — 0.0%
Willis Group North America, Inc. Company Guar. Notes 5.63% due 07/15/15	15,000	14,484

INSURANCE-LIFE/HEALTH — 0.1%
Prudential Financial,Inc. Notes 5.50% due 03/15/16	50,000	50,040

INSURANCE-MULTI-LINE — 0.3%
Hartford Financial Services Group, Inc. Senior Notes 6.10% due 10/01/41	100,000	101,010
MetLife, Inc. Bonds 5.00% due 06/15/15	50,000	48,543

		149,553

INSURANCE-MUTUAL — 0.2%
Liberty Mutual Insurance Notes 7.88% due 10/15/26*	75,000	84,785

INSURANCE-PROPERTY/CASUALTY — 0.4%
Ace Capital Trust II Company Guar. 9.70% due 04/01/30	50,000	66,517
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	100,000	109,689

		176,206

INSURANCE-REINSURANCE — 0.1%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.63% due 10/15/13	50,000	48,375

MULTIMEDIA — 0.4%
News America, Inc. Company Guar. Bonds 6.40% due 12/15/35	55,000	54,707
Time Warner, Inc. Company Guar. Notes 5.50% due 11/15/11	35,000	35,282

Viacom, Inc. Senior Notes 6.88% due 04/30/36	80,000	80,639

		170,628

REAL ESTATE INVESTMENT TRUSTS — 0.6%
Brandywine Operating Partnership LP Company Guar. Sr. Notes 6.00% due 04/01/16	50,000	51,113
Developers Diversified Realty Corp. Bonds 5.38% due 10/15/12	50,000	49,974
Health Care Property Investors, Inc. Senior Notes 6.00% due 01/30/17	40,000	40,132
Kimco Realty Corp. Notes 5.78% due 03/15/16	40,000	40,655
Simon Property Group LP Notes 6.10% due 05/01/16	80,000	83,331

		265,205

RETAIL-DRUG STORE — 0.1%
CVS Corp. Senior Notes 6.13% due 08/15/16	50,000	51,705

TELECOM SERVICES — 0.2%
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	100,000	107,349

TELEPHONE-INTEGRATED — 0.2%
AT&T, Inc. Notes 6.45% due 06/15/34	40,000	40,714
AT&T, Inc. Notes 6.80% due 05/15/36	10,000	10,661
BellSouth Corp. Senior Notes 6.00% due 11/15/34	5,000	4,816
BellSouth Corp. Bonds 6.55% due 06/15/34	20,000	20,562

		76,753

TRANSPORT-SERVICES — 0.2%
Federal Express Corp. Pass Through Certs. Series 991A, Class A 6.72% due 01/15/22	95,849	103,207

Total Corporate Bonds & Notes (cost $2,568,282)		2,614,642

Foreign Corporate Bonds & Notes — 0.6%
INSURANCE-MULTI-LINE — 0.3%
AXA SA Sub. Notes 8.60% due 12/15/30	100,000	127,494

TELEPHONE-INTEGRATED — 0.3%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/30	50,000	61,933
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	85,000	80,643

		142,576

Total Foreign Corporate Bonds & Notes (cost $260,526)		270,070

Municipal Bonds & Notes — 0.2%
U.S. MUNICIPAL BONDS & NOTES — 0.2%
Illinois State Taxable-Pension 4.76% due on 06/30/28	65,000	60,781
Oregon School Boards Assoc. 3.85% due on 06/01/13.	55,000	50,802

Total Municipal Bonds & Notes (cost $119,915)		111,583

U.S. Government Agencies — 11.7%
FEDERAL HOME LOAN MTG. CORP. — 4.7%
4.50% due 09/01/35	138,021	129,799
5.00% due 10/01/35	112,210	108,555
5.00% due 12/01/35	205,754	199,052
5.00% due 06/01/36	370,547	358,366
5.50% due 01/01/36	304,064	301,185
6.00% due 10/01/36	304,879	307,336
6.00% due 12/01/36	292,235	294,590
6.50% due 08/01/25	24,684	25,325
6.50% due 09/01/25	6,159	6,318
6.50% due 10/01/25	69,363	71,164
6.50% due 11/01/25	28,237	28,970
6.50% due 10/01/36	306,174	312,239

		2,142,899

FEDERAL NATIONAL MTG. ASSOC. — 4.2%
4.50% due 09/01/35	115,471	108,570
5.00% due 03/01/19	580,831	573,681
5.00% due 04/01/19	105,961	104,657
5.00% due 07/01/33	43,258	41,904
5.00% due 03/01/34	96,893	93,860
5.00% due 09/01/34	61,132	59,169
5.00% due 08/01/35	203,066	196,390
5.50% due 11/01/33	417,966	414,541
5.50% due December TBA	326,110	322,645
6.50% due 08/01/28	25,248	26,051

		1,941,468

GOVERNMENT NATIONAL MTG. ASSOC. — 2.8%
5.00% due 11/15/35	377,576	367,598
5.50% due 04/15/34	177,813	177,022
6.00% due 10/15/32	58,231	59,137
6.50% due 08/15/23	2,726	2,802
6.50% due 09/15/23	20,392	20,959

6.50% due 10/15/23	4,590	4,717
6.50% due 11/15/23	135,550	139,318
6.50% due 12/15/23	152,464	156,702
6.50% due 09/15/28	21,750	22,378
6.50% due 11/15/28	28,110	28,949
6.50% due 10/15/31	4,339	4,465
6.50% due 02/15/35	139,100	142,770
7.00% due 01/15/33	20,248	21,180
7.00% due 10/15/34	121,937	127,563

		1,275,560

Total U.S. Government Agencies (cost $5,352,291)		5,359,927

U.S. Government Treasuries — 7.3%
UNITED STATES TREASURY BONDS — 1.7%
3.50% due 01/15/11	465,112	491,075
4.50% due 02/15/36	25,000	23,570
2.38% due 01/15/25	268,408	270,148

		784,793

UNITED STATES TREASURY NOTES — 5.6%
3.50% due 02/15/10	200,000	194,430
3.75% due 05/15/08	1,575,000	1,556,235
3.88% due 07/15/10	325,000	318,766
4.50% due 12/15/10	300,000	298,453
4.63% due 02/15/17	175,000	174,645

		2,542,529

Total U.S. Government Treasuries (cost $3,323,639)		3,327,322

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $41,358,873)		43,435,412

REPURCHASE AGREEMENTS — 5.3%
UBS Securities, LLC Joint Repurchase Agreement	1,238,000	1,238,000
Bank of America Joint Repurchase Agreement	1,217,000	1,217,000

TOTAL REPURCHASE AGREEMENTS (cost $2,455,000) (4)		2,455,000

TOTAL INVESTMENTS (cost $43,813,873) (5)	100.1%	45,890,412
Liabilities in excess of other assets	(0.1)	(49,620)

NET ASSETS	100.0%	$45,840,792

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2007, the aggregate value of these securities was $109,783 representing 0.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Variable Rate Security — the rate reflected is as of March 31, 2007, maturity date reflects the stated maturity date.

(2)	Collateralized Mortgaged Obligation

(3)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2007

(4)	See Note 2 for details of Joint Repurchase Agreements.

(5)	See Note 3 for cost on investments on a tax basis.

ADR	— American Depository Receipt

TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
Open Futures Contracts

					Unrealized
Number of				Value as of	Appreciation/
Contracts	Description	Expiration Date	Value at Trade Date	March 31, 2007	(Depreciation)

38 Short	S&P500 EMINI	June 2007	$2,719,280	$2,741,961	$(22,681)
3 Long	U.S. Treasury 10 YR Note	June 2007	324,375	323,029	(1,346)
3 Long	U.S. Treasury 5 YR Note	June 2007	317,391	317,008	(383)

					$(24,410)

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
STRATEGIC MULTI-ASSET PORTFOLIO
Portfolio Of Investments — March 31, 2007
(unaudited)

	Shares/	Value
Security Description	Principal Amount @	(Note 1)

Common Stock — 67.3%
ADVERTISING SALES — 0.2%
Focus Media Holding, Ltd. ADR†	1,100	$86,306

AEROSPACE/DEFENSE — 1.1%
Boeing Co.	1,200	106,692
Lockheed Martin Corp.	2,200	213,444
Rockwell Collins, Inc.	1,500	100,395

		420,531

AGRICULTURAL CHEMICALS — 0.3%
Potash Corp. of Saskatchewan, Inc.	700	111,951

AIRLINES — 0.8%
Cathay Pacific Airways, Ltd.	73,000	184,053
Singapore Airlines, Ltd.	12,000	131,299

		315,352

APPAREL MANUFACTURER — 0.4%
Coach, Inc.†	2,900	145,145

AUDIO/VIDEO PRODUCTS — 0.7%
Sony Corp.	5,100	259,241

AUTO-CARS/LIGHT TRUCKS — 1.9%
Daihatsu Motor Co., Ltd.	14,000	133,299
DaimlerChrysler AG	3,927	322,097
PSA Peugeot Citroen	3,989	281,143

		736,539

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.7%
Aisin Seiki Co., Ltd.	7,800	273,371

BANKS-COMMERCIAL — 4.5%
Banca Intesa SpA	47,135	357,958
Banco Bilbao Vizcaya Argentaria SA	11,207	275,165
China Merchants Bank Co., Ltd.†	82,000	165,606
Mitsubishi UFJ Financial Group, Inc.	15	169,297
Shinsei Bank, Ltd.	26,000	124,660
UniCredito Italiano SpA	44,269	421,349
Westpac Banking Corp.	11,758	250,678

		1,764,713

BANKS-SUPER REGIONAL — 0.4%
Bank of America Corp.	3,400	173,468

BEVERAGES-NON-ALCOHOLIC — 0.5%
PepsiCo, Inc.	2,900	184,324

CASINO HOTEL — 0.6%
Melco PBL Entertainment Macau, Ltd. ADR†	15,100	243,714

CELLULAR TELECOM — 0.4%
Leap Wireless International, Inc.†	1,400	92,372
NII Holdings, Inc.†	800	59,344

		151,716

CHEMICALS-DIVERSIFIED — 0.4%
Sumitomo Chemical Co., Ltd.	20,000	151,052

COMMERCIAL SERVICES — 0.1%
AerCap Holdings NV†	1,500	43,665

COMPUTERS — 1.4%
Apple Computer, Inc.†	3,700	343,767
Research In Motion, Ltd.†	700	95,543
Research In Motion, Ltd.	800	109,138

		548,448

COMPUTERS-MEMORY DEVICES — 1.7%
EMC Corp.†	25,600	354,560
Network Appliance, Inc.†	3,500	127,820
TDK Corp.	2,300	199,474

		681,854

CONSULTING SERVICES — 0.4%
Accenture Ltd., Class A	3,700	142,598

CONTAINERS-METAL/GLASS — 0.1%
Owens-Illinois, Inc.†	1,500	38,655

DATA PROCESSING/MANAGEMENT — 0.2%
MoneyGram International, Inc.	2,900	80,504

DIVERSIFIED MANUFACTURED OPERATIONS — 1.0%
Siemens AG	3,779	403,955

DIVERSIFIED MINERALS — 1.1%
Companhia Vale do Rio Doce ADR	12,000	443,880

E-COMMERCE/SERVICES — 0.7%
Ctrip.com International, Ltd. ADR	1,400	93,779
Monster Worldwide, Inc.†	1,600	75,792
Rakuten, Inc.†	233	110,924

		280,495

ELECTRIC-GENERATION — 0.4%
Huaneng Power International, Inc.	174,000	150,985

ELECTRIC-INTEGRATED — 0.9%
Korea Electric Power Corp.	4,560	182,002
Tokyo Electric Power Co., Inc.	5,000	170,995

		352,997

ELECTRONIC COMPONENTS-MISC. — 1.5%
Hon Hai Precision Industry Co., Ltd.	12,288	82,435
Koninklijke (Royal) Philips Electronics NV	10,166	388,260
Omron Corp.	4,900	131,814

		602,509

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 1.2%
Infineon Technologies AG	9,387	146,087
MEMC Electronic Materials, Inc.†	1,700	102,986
Silicon-On-Insulator Technologies	5,812	138,664
SiRF Technology Holdings, Inc.†	2,400	66,624

		454,361

ELECTRONIC FORMS — 0.8%
Adobe Systems, Inc.†	8,000	333,600

ELECTRONIC MEASUREMENT INSTRUMENTS — 0.2%
Garmin, Ltd.	1,600	86,640

ENERGY-ALTERNATE SOURCES — 0.3%
Suntech Power Holdings Co., Ltd. ADR†	2,130	73,719
Theolia SA	1,350	55,058

		128,777

ENGINEERING/R&D SERVICES — 0.6%
ABB, Ltd. ADR	7,800	134,004
Fluor Corp.	1,050	94,206

		228,210

ENTERPRISE SOFTWARE/SERVICE — 0.2%
Oracle Corp.†	4,300	77,959

ENTERTAINMENT SOFTWARE — 0.6%
Activision, Inc.†	3,800	71,972
Electronic Arts, Inc.†	3,400	171,224

		243,196

FINANCE-INVESTMENT BANKER/BROKER — 2.4%
Aberdeen Asset Management	15,712	67,249
Credit Suisse Group	2,965	212,770
E*TRADE Financial Corp.†	3,000	63,660
Goldman Sachs Group, Inc.	750	154,973
Merrill Lynch & Co., Inc.	2,500	204,175
UBS AG (Virt-x)	3,820	226,971

		929,798

FINANCE-OTHER SERVICES — 1.1%
Hong Kong Exchanges & Clearing, Ltd.	20,500	199,399
Nasdaq Stock Market, Inc.†	8,100	238,221

		437,620

FOOD-MISC. — 1.9%
Nestle SA	1,927	750,486

FOOD-RETAIL — 1.4%
Safeway, Inc.	5,100	186,864
Tesco PLC	43,348	378,956

		565,820

HEALTH CARE COST CONTAINMENT — 0.4%
McKesson Corp.	2,700	158,058

HOME DECORATION PRODUCTS — 0.6%
Newell Rubbermaid, Inc.	8,000	248,720

HOTEL/MOTEL — 0.4%
Accor SA	1,700	162,463

INSURANCE-LIFE/HEALTH — 0.8%
Old Mutual PLC	102,689	331,607

INSURANCE-MULTI-LINE — 2.2%
Assurant, Inc.	1,100	58,993
AXA	7,021	297,690
Hartford Financial Services Group, Inc.	3,100	296,298
ING Groep NV	5,414	228,902

		881,883

INSURANCE-PROPERTY/CASUALTY — 0.3%
Sompo Japan Insurance, Inc.	8,000	99,728

INTERNET INFRASTRUCTURE SOFTWARE — 0.1%
F5 Networks, Inc.†	700	46,676

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 1.4%
Amvescap PLC	26,764	294,938
Julius Baer Holdings, Ltd., Class B	1,912	260,881

		555,819

MACHINERY-GENERAL INDUSTRIAL — 0.5%
Alstom	1,547	200,766

MEDICAL INSTRUMENTS — 1.4%
Intuitive Surgical, Inc.†	600	72,942
Medtronic, Inc.	7,800	382,668
St. Jude Medical, Inc.†	2,700	101,547

		557,157

MEDICAL-DRUGS — 4.5%
Abbott Laboratories	2,900	161,820
Astellas Pharma, Inc.	4,200	181,059
Eisai Co., Ltd.	2,200	105,482
Eli Lilly & Co.	4,000	214,840
Medicis Pharmaceutical Corp., Class A	2,400	73,968
Merck & Co., Inc.	3,800	167,846
Sanofi-Aventis	1,636	142,273
Schering-Plough Corp.	19,700	502,547
Shionogi & Co., Ltd.	4,000	71,962
UCB SA	2,175	126,591

		1,748,388

MEDICAL-HMO — 0.5%
UnitedHealth Group, Inc.	2,600	137,722
WellPoint, Inc.†	700	56,770

		194,492

METAL-ALUMINUM — 0.3%
Alcoa, Inc.	3,500	118,650

METAL-DIVERSIFIED — 0.8%
Freeport-McMoRan Copper & Gold, Inc., Class B	4,900	324,331

MOTION PICTURES & SERVICES — 0.2%
Dreamworks Animation SKG, Inc., Class A†	3,000	91,740

MULTIMEDIA — 1.1%
The Walt Disney Co.	12,100	416,603

NETWORKING PRODUCTS — 0.8%
Cisco Systems, Inc.†	13,000	331,890

NON-FERROUS METALS — 0.6%
Cameco Corp.	5,600	229,264

OFFICE AUTOMATION & EQUIPMENT — 0.8%
Canon, Inc.	6,200	333,045

OIL & GAS DRILLING — 0.2%
Transocean, Inc.†	1,100	89,870

OIL COMPANIES-EXPLORATION & PRODUCTION — 2.2%
CNOOC, Ltd. ADR	1,100	96,393
EnCana Corp.	6,500	328,800
Japan Petroleum Exploration Co.	300	22,429
OAO Gazprom ADR	5,900	247,210
Talisman Energy, Inc.	8,700	152,674

		847,506

OIL COMPANIES-INTEGRATED — 0.8%
ConocoPhillips	2,700	184,545
LUKOIL ADR	1,400	121,100

		305,645

OIL-FIELD SERVICES — 0.5%
Halliburton Co.	5,700	180,918

OPTICAL SUPPLIES — 0.6%
Essilor International SA	2,045	234,936

PHARMACY SERVICES — 0.3%
Medco Health Solutions, Inc.†	1,500	108,795

RETAIL-APPAREL/SHOE — 0.4%
Children’s Place Retail Stores, Inc.†	1,300	72,488
Under Armour, Inc., Class A†	1,600	82,080

		154,568

RETAIL-DISCOUNT — 0.2%
Dollar Tree Stores, Inc.†	1,700	65,008

RETAIL-MAJOR DEPARTMENT STORES — 0.8%
KarstadtQuelle AG	8,937	329,502

RETAIL-REGIONAL DEPARTMENT STORES — 0.3%
Kohl’s Corp.†	1,500	114,915

SEMICONDUCTOR EQUIPMENT — 0.5%
Lam Research Corp.†	4,300	203,562

SOAP & CLEANING PREPARATION — 0.7%
Reckitt Benckiser PLC	4,908	255,556

STEEL PIPE & TUBE — 0.6%
TMK OAO GDR†*	3,700	124,320
Vallourec SA	441	112,862

		237,182

STEEL-PRODUCER — 0.3%
Evraz Group SA GDR†	3,900	130,650

TELECOM SERVICES — 1.9%
Amdocs, Ltd.†	1,700	62,016
Chunghwa Telecom Co., Ltd. (Taipei)	41,900	81,161
Chunghwa Telecom Co., Ltd. ADR†	7,416	147,727
Orascom Telecom Holding SAE GDR	3,000	204,000
TELUS Corp.	4,600	234,682

		729,586

TELECOMMUNICATION EQUIPMENT — 0.5%
Nortel Networks Corp.	7,500	179,753

THERAPEUTICS — 0.5%
Amylin Pharmaceuticals, Inc.†	2,200	82,192
Gilead Sciences, Inc.†	1,300	99,450

		181,642

TOBACCO — 1.8%
Altria Group, Inc.	2,600	228,306
Japan Tobacco, Inc.	97	476,604

		704,910

TOYS — 0.2%
Nintendo Co., Ltd.	300	87,195

TRANSPORT-SERVICES — 0.7%
United Parcel Service, Inc., Class B	3,800	266,380

WEB HOSTING/DESIGN — 0.2%
Equinix, Inc.†	700	59,941

WEB PORTALS/ISP — 1.4%
Google, Inc., Class A†	1,170	536,047

WIRELESS EQUIPMENT — 0.6%
QUALCOMM, Inc.	5,700	243,162

X-RAY EQUIPMENT — 0.3%
Hologic, Inc.†	2,200	126,808

Total Common Stock (cost $24,017,523)		26,429,752

Preferred Stock — 0.0%
STEEL-PRODUCER — 0.0%
Weirton Steel Corp., Series C (1)(2) (cost $0)	1,125	0

Asset Backed Securities — 1.3%
DIVERSIFIED FINANCIAL SERVICES — 1.3%
Advanta Mtg. Loan Trust Series 1999-4, Class A 5.70% due 11/25/29(3)	7,623	7,625
Banc of America Commercial Mtg., Inc. Series 2005-6, Class A4 5.18% due 09/10/47(4)(5)	60,000	59,871
Bear Stearns Commercial Mtg. Securities, Inc. Series 2001-TOP4, Class A3 5.61% due 11/15/33(5)	25,000	25,426
Bear Stearns Commercial Mtg. Securities, Inc. Series 2002-TOP8, Class A2 4.83% due 08/15/38(5)	25,000	24,589
Credit Suisse Mtg. Capital Certificates Series 2006-C1, Class A4 5.56% due 12/15/39(4)(5)	60,000	60,861
CS First Boston Mtg. Securities Corp. Series 2003-C3, Class A5 3.94% due 05/15/38(4)(5)	20,000	18,698
Greenwich Capital Commercial Funding Corp. Series 2005-GG5, Class A5 5.22% due 04/10/37(4)(5)	60,000	59,612
GS Mtg. Securities Corp. II Series 2006-GG6, Class A4 5.55% due 04/10/38(4)(5)	60,000	60,837
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP4, Class A4 4.92% due 10/15/42(4)(5)	60,000	58,282
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP5, Class A4 5.18% due 12/15/44(4)(5)	60,000	59,320
LB-UBS Commercial Mtg. Trust Series 2001-C7, Class A5 6.13% due 12/15/30(4)(5)	25,000	25,997
Merrill Lynch Mtg. Trust Series 2005-CIP1, Class A4 5.05% due 07/12/38(4)(5)	60,000	58,836

Total Asset Backed Securities (cost $508,805)		519,954

Corporate Bonds & Notes — 1.4%
AUTO-CARS/LIGHT TRUCKS — 0.1%
DaimlerChrylser NA Holding Corp. Company Guar. Notes 7.75% due 01/18/11	50,000	54,121

CABLE TV — 0.3%
Comcast Cable Communications, Inc. Senior Notes 6.88% due 06/15/09	95,000	98,358

FINANCE-INVESTMENT BANKER/BROKER — 0.2%
Citigroup Funding, Inc. Notes 2.15% due 10/18/07(1)*		105,000	91,019

INSURANCE-LIFE/HEALTH — 0.0%
Prudential Financial, Inc. Notes 5.10% due 12/14/11		15,000	14,973

MULTIMEDIA — 0.3%
AOL Time Warner, Inc. Company Guar. 6.15% due 05/01/07		100,000	100,026

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.0%
Costilla Energy, Inc. Senior Notes 10.25% due 10/01/49†(1)(2)(6)(7)		130,000	0

OIL COMPANIES-INTEGRATED — 0.4%
ConocoPhillips Guar. Notes 5.36% due 04/11/07(3)		70,000	70,000
ConocoPhillips Australia Funding Co. Guaranteed Notes 5.46% due 04/09/09(3)		70,000	70,023

			140,023

RETAIL-DISCOUNT — 0.1%
Wal-Mart Stores, Inc. Bonds 5.25% due 09/01/35		55,000	49,959

Total Corporate Bonds & Notes (cost $626,038)			548,479

Foreign Corporate Bonds & Notes — 0.2%
BANKS-COMMERCIAL — 0.2%
Credit Agricole SA Notes 3.73% due 10/17/07(3)	EUR	50,000	66,793

CONTAINERS-METAL/GLASS — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/49†(1)(2)(6)		50,000	0

DIVERSIFIED MINERALS — 0.0%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 01/23/17		10,000	10,189

Total Foreign Corporate Bonds & Notes (cost $72,683)			76,982

Foreign Government Agencies — 18.0%
SOVEREIGN — 18.0%
Bundesrepublik Deutschland Bonds 3.75% due 01/04/17	EUR	50,000	65,111
Bundesrepublik Deutschland Bonds 5.00% due 01/04/12	EUR	100,000	139,180
Federal Republic of Germany Bonds 3.50% due 01/04/16	EUR	30,000	38,517
Federal Republic of Germany Series 05 4.00% due 01/04/37	EUR	185,000	237,059
Government of Australia Bonds 5.25% due 03/15/19	AUD	300,000	230,020
Government of Australia Bonds 5.75% due 06/15/11	AUD	715,000	570,919
Government of Canada Bonds 4.25% due 09/01/09	CAD	275,000	239,511
Government of Canada Bonds 5.75% due 06/01/29	CAD	150,000	158,441
Government of Canada Bonds 5.75% due 06/01/33	CAD	25,000	27,003
Government of Canada Bonds 6.00% due 06/01/11	CAD	235,000	218,958
Government of Japan Bonds 1.40% due 09/20/11	JPY	10,900,000	93,587
Government of Japan Bonds 2.10% due 09/20/25	JPY	6,200,000	53,103
Government of Poland Bonds 5.00% due 10/24/13	PLN	955,000	327,447
Government of Poland Bonds 6.00% due 11/24/09	PLN	1,325,000	472,120
Government of Poland Bonds 6.25% due 10/24/15	PLN	250,000	92,584
Government of Singapore Bonds 3.63% due 07/01/11	SGD	650,000	444,718
Government of Singapore Bonds 3.63% due 07/01/14	SGD	490,000	339,545
Government of United Kingdom Bonds 4.00% due 09/07/16	GBP	57,500	105,063
Government of United Kingdom Bonds 5.00% due 09/07/14	GBP	25,000	48,935
Kingdom of Denmark Bonds 4.00% due 11/15/10	DKK	2,130,000	381,664
Kingdom of Denmark Bonds 4.00% due 11/15/15	DKK	1,830,000	327,497
Kingdom of Denmark Bonds 6.00% due 11/15/09	DKK	335,000	62,903

Kingdom of Denmark Bonds 7.00% due 11/10/24	DKK	330,000	79,358
Kingdom of Norway Bonds 5.50% due 05/15/09	NOK	1,965,000	328,085
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	2,340,000	422,710
Kingdom of Sweden Bonds 4.50% due 08/12/15	SEK	1,365,000	205,157
Kingdom of Sweden Bonds 5.00% due 12/01/20	SEK	515,000	82,256
Kingdom of Sweden Bonds 5.25% due 03/15/11	SEK	3,730,000	559,703
Republic of Austria Notes 4.30% due 07/15/14	EUR	143,000	193,649
Republic of Trinidad & Tobago Notes 9.88% due 10/01/09		45,000	49,702
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/36	GBP	130,000	248,530
United Kingdom Gilt Treasury Bonds Bonds 4.75% due 12/07/38	GBP	40,000	83,445
United Kingdom Gilt Treasury Bonds 6.25% due 11/25/10	GBP	70,000	142,053

Total Foreign Government Agencies (cost $6,729,177)			7,068,533

U.S. Government Agencies — 0.1%
FEDERAL NATIONAL MTG. ASSOC. — 0.1%
4.79% due 11/01/12		25,000	24,441
7.57% due 04/01/10		5,430	5,720

			30,161

Total U.S. Government Agencies (cost $30,737)			30,161

U.S. Government Treasuries — 1.3%
UNITED STATES TREASURY BONDS — 0.3%
4.50% due 02/15/36		35,000	33,130
5.38% due 02/15/31		61,000	65,032

			98,162

UNITED STATES TREASURY NOTES — 1.0%
4.38% due 08/15/12		160,000	158,994
4.50% due 11/15/15		245,000	242,502

			401,496

Total U.S. Government Treasuries (cost $446,147)			499,658

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $32,431,110)			35,173,519

Short-Term Investment Securities — 2.9%
FOREIGN GOVERNMENT TREASURIES — 2.9%
Belgium Treasury Bills zero coupon due 06/14/07	EUR	635,000	841,835
France Treasury Bill zero coupon due 06/21/07	EUR	225,000	297,987

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $1,119,729)			1,139,822

REPURCHASE AGREEMENTS — 8.2%
UBS Securities, LLC Joint Repurchase Agreement		1,631,000	1,631,000
Bank of America Joint Repurchase Agreement		1,604,000	1,604,000

TOTAL REPURCHASE AGREEMENTS (cost $3,235,000) (7)			3,235,000

TOTAL INVESTMENTS (cost $36,785,839) (8)		100.7%	39,548,341
Liabilities in excess of other assets		(0.7)	(269,915)

NET ASSETS		100.0%	$39,278,426

@	Denominated in United States dollars unless otherwise indicated.

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2007, the aggregate value of these securities was $215,339 representing 0.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Fair valued security; see Note 1

(2)	Illiquid security

(3)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2007.

(4)	Variable Rate Security — the rate reflected is as of March 31, 2007, maturity date reflects the stated maturity date.

(5)	Collateralized Mortgaged Obligation

(6)	Company has filed Chapter 11 bankruptcy protection.

(7)	See Note 2 for details of Joint Repurchase Agreements.

(8)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depository Receipt

Open Foreign Bond Forward Contracts

			Value at	Value as of	Unrealized
Description	Principal Amount	Delivery Date	Trade Date	March 31, 2007	Appreciation

Japanese Government Bond,
Series 82 2.10% due 09/20/25	JPY 7,500,000	05/11/2007	$64,104	$64,325	$221
Japanese Government Bond,
Series 82 2.10% due 09/20/25	JPY 7,500,000	04/05/2007	64,078	64,918	840
Japanese Government Bond,
Series 82 2.10% due 09/20/25	JPY (7,500,000)	04/05/2007	(64,257)	(64,216)	(41)
Japanese Government Bond,
Series 213 1.40% due 06/22/09	JPY 41,400,000	5/11/2007	355,594	355,746	152
Japanese Government Bond,
Series 213 1.40% due 06/22/09	JPY 41,400,000	04/05/2007	366,276	356,674	(9,602)
Japanese Government Bond,
Series 213 1.40% due 06/22/09	JPY (41,400,000)	04/05/2007	(357,293)	(357,066)	(227)
Japanese Government Bond,
Series 259 1.50% due 03/20/14	JPY 36,400,000	04/05/2007	314,955	311,344	(3,611)
Japanese Government Bond,
Series 259 1.50% due 03/20/14	JPY (36,400,000)	04/05/2007	(311,646)	(311,447)	(198)
Japanese Government Bond,
Series 259 1.50% due 03/20/14	JPY 36,400,000	06/07/2007	310,980	311,459	479
Japanese Government Bond,
Series 275 1.40% due 12/20/15	JPY 7,100,000	06/07/2007	59,587	59,456	(131)
Japanese Government Bond,
Series 275 1.40% due 12/20/15	JPY 7,100,000	04/05/2007	61,080	59,479	(1,601)
Japanese Government Bond,
Series 275 1.40% due 12/20/15	JPY (7,100,000)	04/05/2007	(59,921)	(59,789)	(132)

					($13,851)

Open Futures Contracts

Number					Unrealized
of			Value at	Value as of	Appreciation
Contracts	Description	Expiration Date	Trade Date	March 31, 2007	(Depreciation)

1 Short	90 Day Euro Dollar	June 2007	$237,022	$236,838	$184
3 Short	Dow Jones Euro Stoxx 50	June 2007	159,969	164,131	(4,162)
3 Long	Euro-Bobl	June 2007	433,766	432,011	(1,755)
2 Long	Euro-Bund	June 2007	309,260	305,952	(3,308)
1 Short	Financial Times Stock Exch. 100 Index	June 2007	122,306	124,075	(1,769)
2 Long	LIFFE Long Gilt	June 2007	426,643	422,906	(3,737)
7 Short	S&P 500 E-Mini Future Index	June 2007	496,742	500,920	(4,178)
1 Long	S&P/TSE Info Technology Index	June 2007	137,977	137,514	(463)
2 Long	SFE 10 YR Note	June 2007	580,251	578,804	(1,447)
1 Short	Topix Index Future	June 2007	17,162,908	17,165,000	(2,092)
2 Long	U.S. Treasury 2 YR Note	June 2007	408,193	409,781	1,588
1 Long	U.S. Treasury 5 Year Note	June 2007	106,029	105,797	(232)
2 Short	U.S. Treasury Long Bond	June 2007	224,120	222,500	1,620

					$(19,751)

Open Forward Foreign Currency Contracts

						Gross
	Contract		In		Delivery	Unrealized
	to Deliver		Exchange For		Date	Appreciation

*	ARS	40,000	USD	12,847	06/20/07	$71
*	AUD	1,396,000	USD	1,092,139	06/20/07	34,576
*	BRL	455,000	USD	213,131	06/20/07	5,661
*	CAD	133,000	USD	114,036	06/20/07	1,443
*	CHF	825,000	USD	682,746	06/20/07	844
*	CNY	2,070,000	USD	269,986	06/20/07	1,111
*	COP	33,900	USD	15,243	06/20/07	94
*	CZK	1,490,000	USD	70,124	06/20/07	1,398
*	DKK	379,000	USD	66,976	06/20/07	1,168
*	EUR	11,379,500	USD	15,077,663	06/20/07	189,686
*	GBP	1,179,000	USD	2,283,777	06/20/07	35,464
*	HUF	41,720,000	USD	216,367	06/20/07	7,240
*	IDR	382,440,000	USD	41,480	06/20/07	143
*	ILS	2,479,000	USD	593,232	06/20/07	4,750
*	INR	9,000,000	USD	199,664	06/20/07	5,016
*	JPY	50,303,000	USD	430,684	06/20/07	686
*	KRW	402,700,000	USD	427,150	06/20/07	1,645
*	MXN	280,000	USD	24,910	06/20/07	347
*	NOK	2,640,000	USD	431,437	06/20/07	3,838
*	NZD	717,000	USD	497,875	06/20/07	11,463
*	PHP	5,500,000	USD	113,124	06/20/07	914
*	PLN	533,000	USD	180,558	06/20/07	4,072
*	RUB	12,130,000	USD	462,922	06/20/07	4,005
*	SEK	1,610,000	USD	229,122	06/20/07	2,468
*	SGD	5,147,000	USD	3,388,333	06/20/07	21,748
*	SKK	1,190,000	USD	47,909	06/20/07	25
*	TRY	150,000	USD	101,255	06/20/07	3,379
*	USD	110,000	AUD	88,900	06/20/07	120
*	USD	20,000	BRL	9,653	06/20/07	36
*	USD	100,000	CAD	86,928	06/20/07	104
*	USD	635,000	CHF	527,484	06/20/07	1,328
*	USD	315,400,000	CLP	587,042	06/20/07	603
*	USD	2,505,000	CNY	328,546	06/20/07	481
*	USD	239,400,000	COP	108,424	06/20/07	123
*	USD	45,000	GBP	88,533	06/20/07	13
*	USD	2,680,000	HKD	344,031	06/20/07	126
*	USD	239,877,000	JPY	2,062,369	06/20/07	5,336
*	USD	408,714,000	KRW	435,612	06/20/07	442
*	USD	90,000	MXN	8,140	06/20/07	22
*	USD	470,000	NZD	335,755	06/20/07	1,884
*	USD	3,315,000	TWD	101,277	06/20/07	318
*	ZAR	3,691,000	USD	497,839	06/20/07	6,503

						$360,694

						Gross
	Contract		In		Delivery	Unrealized
	to Deliver		Exchange For		Date	Depreciation

*	ARS	75,000	USD	24,237	06/20/07	$(16)
*	BRL	380,000	USD	183,398	06/20/07	(674)
*	CAD	200,000	USD	173,768	06/20/07	(121)
*	CHF	15,000	USD	12,444	06/20/07	(15)
*	CLP	327,938,000	USD	609,802	06/20/07	(50)
*	CNY	467,000	USD	61,347	06/20/07	(187)
*	COP	406,400,000	USD	186,279	06/20/07	(2,429)
*	EUR	850,000	USD	1,140,270	06/20/07	(1,199)
*	HKD	4,785,000	USD	614,289	06/20/07	(263)
*	IDR	512,000,000	USD	56,049	06/20/07	(326)
*	JPY	350,700,000	USD	3,027,537	06/20/07	(20,153)
*	MXN	3,490,000	USD	315,629	06/20/07	(823)
	MYR	1,040,000	USD	302,150	06/20/07	(48)
*	NZD	250,000	USD	177,936	06/20/07	(346)
*	SEK	2,990,000	USD	430,284	06/20/07	(191)
*	TRY	25,000	USD	17,523	06/20/07	(85)
*	TWD	1,495,000	USD	45,761	06/20/07	(230)
*	USD	110,000	ARS	35,320	06/20/07	(207)
*	USD	1,513,000	AUD	1,176,979	06/20/07	(44,163)
*	USD	1,280,000	BRL	600,185	06/20/07	(15,310)
*	USD	1,366,000	CAD	1,170,171	06/20/07	(15,846)
*	USD	1,383,000	CHF	1,138,059	06/20/07	(7,887)
*	USD	8,500,000	CLP	15,760	06/20/07	(46)
*	USD	65,000,000	COP	29,188	06/20/07	(219)
*	USD	2,010,000	CZK	94,699	06/20/07	(1,782)
*	USD	4,855,000	DKK	858,051	06/20/07	(14,854)
*	USD	13,241,000	EUR	17,637,191	06/20/07	(259,811)
*	USD	1,047,000	GBP	2,045,224	06/20/07	(14,360)
*	USD	5,760,000	HKD	738,959	06/20/07	(182)
*	USD	39,100,000	HUF	205,513	06/20/07	(4,054)
*	USD	159,000,000	IDR	17,220	06/20/07	(87)
*	USD	1,760,000	ILS	422,633	06/20/07	(1,910)
*	USD	1,740,000	INR	38,818	06/20/07	(754)
*	USD	1,895,646	JPY	16,030	04/02/07	(62)
*	USD	189,306,000	JPY	1,620,180	06/20/07	(3,192)
	USD	257,454,000	KRW	273,683	06/20/07	(458)
*	USD	2,318,000	MXN	206,193	06/20/07	(2,899)
*	USD	6,909,000	NOK	1,120,687	06/20/07	(18,447)
*	USD	357,000	NZD	244,012	06/20/07	(9,593)
*	USD	3,580,000	PHP	73,833	06/20/07	(395)
*	USD	2,959,000	PLN	1,002,665	06/20/07	(22,311)
*	USD	19,280,000	RUB	738,014	06/20/07	(4,139)
*	USD	17,778,000	SEK	1,085,905	06/20/07	(8,462)
*	USD	5,869,000	SGD	3,860,515	06/20/07	(27,922)
*	USD	610,000	SKK	23,372	06/20/07	(1,199)
*	USD	191,000	TRY	128,446	06/20/07	(4,790)
*	USD	2,050,000	TWD	62,405	06/20/07	(29)
*	USD	2,665,000	ZAR	360,225	06/20/07	(3,924)
*	ZAR	70,000	USD	9,574	06/20/07	(9)

						$(516,459)

				Net Unrealized Appreciation (Depreciation)		$(155,765)

*	Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

ARS — Argentine Peso	GBP — Pound Sterling	NZD — New Zealand Dollar
AUD — Australian Dollar	HKD — Hong Kong Dollar	PHP — Philippine Peso
BRL — Brazilian Real	HUF — Hungarian Forint	PLN — Polish Zloty
CAD — Canadian Dollar	IDR — Indonesian Rupiah	RUB — New Russian Ruble
CHF — Swiss Franc	ILS — Israeli Shekel	SEK — Swedish Krona
CLP — Chilean Peso	INR — Indian Rupee	SGD — Singapore Dollar
CNY — Yuan Renminbi	JPY — Japanese Yen	SKK — Slovakian Koruna
COP — Colombian Peso	KRW — Korean Won	TRY — New Turkish Lira
CZK — Czech Koruna	MXN — Mexican Peso	TWD — New Taiwan Dollar
DKK — Danish Krone	MYR — Malasian Ringgit	USD — United States Dollar
EUR — Euro	NOK — Norwegian Krone	ZAR — South African Rand
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2007 – (unaudited)

Note 1. Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price. As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.
     Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Directors.
     Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.
     Future contracts traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward currency contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Mutual funds held by the Portfolio are valued at the net asset value (market value) of the underlying fund. Securities for which market quotations are not readily available or if a development/ significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.
     For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter, assuming a constant amortization to maturity of any discount or premium.
Note 2. Repurchase Agreements: As of March 31, 2007, the following Portfolios held an undivided interest in a joint repurchase agreement with UBS Securities Corp.:

	Percentage	Principal
Portfolio	Interest	Amount
Government and Quality Bond	40.2%	$47,456,000
Growth and Income	0.2	211,000
Growth	6.3	7,446,000
Capital Appreciation	11.9	14,095,000
Natural Resources	2.9	3,434,000
Multi-Asset	1.0	1,217,000
Strategic Multi-Asset	1.4	1,604,000
As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:
Banc of America Securities, dated March 31, 2007, bearing interest at a rate of 5.05% per annum, with a principle amount of $118,040,000, a repurchase price of $118,089,675 and a maturity date of April 2, 2007. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value
Treasury Note	3.88	5/15/2009	120,405,000	118,040,000
As of March 31, 2007, the following Portfolios held an undivided interest in a joint repurchase agreement with UBS Securities Corp.:

	Percentage	Principal
Portfolio	Interest	Amount
Government and Quality Bond	40.2%	$48,244,000
Growth and Income	0.2	214,000
Growth	6.3	7,569,000
Capital Appreciation	11.9	14,330,000
Natural Resources	2.9	3,491,000
Multi-Asset	1.0	1,238,000
Strategic Multi-Asset	1.4	1,631,000
As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:
UBS Securities Corp., dated March 31, 2007, bearing interest at a rate of 5.12% per annum, with a principle amount of $120,000,000, a repurchase price of $120,051,200 and a maturity date of April 2, 2007. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value
Treasury Note	12.00	05/15/2013	$50,000,000	$54,350,000
Treasury Note	11.75	11/15/2014	55,001,000	65,650,000
Note 4. Federal Income Taxes: As of March 31, 2007, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Gain/(Loss)	Cost of
Portfolio	Gain	Loss	Net	Investments
Money Market	$—	$—	$—	$13,085,445.00
Government and Quality Bond	8,562,705	(8,698,668)	(135,963)	1,039,758,403
Asset Allocation	28,550,786	(3,643,465)	24,907,321	381,198,598
Growth and Income	1,430,136	(234,746)	1,195,390	15,944,718
Growth	70,531,348	(11,112,137)	59,419,211	742,537,561
Capital Appreciation	175,764,666	(22,996,304)	152,768,362	1,425,724,413
Natural Resources	194,086,006	(2,853,249)	191,232,757	218,595,381
Multi-Asset	2,429,454	(465,407)	1,964,047	43,926,365
Strategic Multi-Asset	3,176,029	(613,408)	2,562,621	37,776,706
Note 5. Other Information: On February 9, 2006, American International Group, Inc. (“AIG”), the parent company and an affiliated person of AIG SunAmerica Asset Management Corp. (“the Adviser”), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission (“SEC”). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG’s accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Portfolios.
AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”). Certain affiliated persons of AIG, including the Adviser, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG’s investment management subsidiaries, to continue to serve as investment adviser of the Portfolios. The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.
Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United States Department of Justice (“DOJ”), the Attorney General of the State of New York (“NYAG”) and the New York State Department of Insurance (“DOI”), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.
As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG’s internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.
Subject to receipt of permanent relief, the Adviser believes that the settlements are not likely to have a material adverse effect on the Adviser’s ability to perform its respective investment advisory services relating to the Portfolios.

ADDITIONAL INFORMATION
Additional information is available in the Trust’s Annual and Semi-Annual Reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)), that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant of Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

By:	/s/ Vincent M. Marra

Vincent M. Marra
President

Date:	May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra

Vincent M. Marra
President

Date:	May 30, 2007

By:	/s/ Donna M. Handel

Donna M. Handel
Treasurer

Date:	May 30, 2007